As filed with the Securities and Exchange Commission on April 30, 1998

                                                            File No. 333-19297

                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549
                         ---------------------------
                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
   Pre-Effective Amendment No.  ___                                     [ ]

   Post-Effective Amendment No.  2                                      [X]
                                     and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
   Amendment No.  3                                                     [X]
                      (Check appropriate box or boxes.)

                              ------------------
                              LEVCO SERIES TRUST
              (Exact Name of Registrant as Specified in Charter)

        One Rockefeller Plaza, New York, NY                     10020
      (Address of Principal Executive Offices)                (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 332-8400

                             Norris Nissim, Esq.
                          John A. Levin & Co., Inc.
                      One Rockefeller Plaza, 25th Floor
                          New York, New York  10020
                   (Name and Address of Agent for Service)

                                   Copy to:

                          Kenneth S. Gerstein, Esq.
                           Schulte Roth & Zabel LLP
                               900 Third Avenue
                           New York, New York 10022

                Approximate Date of Proposed Public Offering:
As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)
    [X]  immediately upon filing pursuant to paragraph (b)
    [ ]  on (date) pursuant to paragraph (b)
    [ ]  60 days after filing pursuant to paragraph (a)
    [ ]  on (date) pursuant to paragraph (a) of rule 485
    [ ]  75 days after filing pursuant to paragraph (a)(2)
    [ ]  on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  FORM N-1A

                              LEVCO SERIES TRUST

                            CROSS REFERENCE SHEET

N-1A ITEM NUMBER
----------------
     PART A                                             CAPTION
     ------                                             -------

       1.        Cover Page                             Cover Page

       2.        Synopsis                               Prospectus Summary and
                                                        Summary of Expenses

       3.        Condensed Financial Information        Financial Highlights

       4.        General Description of Registrant      Prospectus Summary;
                                                        About the Fund;
                                                        Investment Objective
                                                        and Policies;
                                                        Investment
                                                        Restrictions;
                                                        Additional Information

       5.        Management of Fund                     Prospectus Summary;
                                                        Management; Additional
                                                        Information; Fund
                                                        Expenses;

      5A.        Management's Discussion of Fund        *
                 Performance

       6.        Capital Stock and Other Securities     Prospectus Summary;
                                                        Additional Information;
                                                        Distributions and Taxes;
                                                        Shareholder
                                                        Communications

       7.        Purchase of Securities Being Offered   About Your Investment

       8.        Redemption or Repurchase               About Your Investment

       9.        Pending Legal Proceedings              *

     PART B                                             CAPTION
     ------                                             -------

      10.        Cover Page                             Cover Page

      11.        Table of Contents                      Table of Contents

      12.        General Information and History        *

      13.        Investment Objectives and Policies     Investment Objective
                                                        and Policies; Investment
                                                        Restrictions; Special
                                                        Investment Techniques

      14.        Management of the Fund                 Trustees and Officers;
                                                        Investment Advisory
                                                        Agreement

      15. Control Persons and Principal Holders Additional Information of Securities

      16.        Investment Advisory and Other          Investment Advisory
                 Services                               Agreement; Additional
                                                        Information

      17.        Brokerage Allocation and Other         Portfolio Transactions
                 Practices                              and Brokerage

      18.        Capital Stock and Other Securities     *

      19.        Purchase, Redemption and Pricing of    Determination of Net
                 Securities Being Offered               Asset Value; Purchases
                                                        and Redemptions of
                                                        Shares

      20.        Tax Status                             Taxes

      21.        Underwriters                           Distributor;
                                                        Distribution Plan

      22.        Calculation of Performance Data        Performance Information

      23.        Financial Statements                   Statement of Assets and
                                                        Liabilities

--------------------------------------------------------------------------------

*       Omitted because answer is negative or inapplicable

-----------------------------------------------------------------------------

Prospectus Dated April 30, 1998

LEVCO EQUITY VALUE FUND
(a series of LEVCO Series Trust)

One Rockefeller Plaza, 25th Floor
New York, New York 10020
-----------------------------------------------------------------------------

        LEVCO Equity Value Fund (the "Fund") is a series of LEVCO Series Trust (the "Trust"), an open-end, diversified, management investment company (commonly known as a mutual fund). The investment objective of the Fund is to achieve long-term growth of capital through an emphasis on the preservation of capital and an attempt to control volatility as measured against the Standard & Poor's Composite 500 Stock Index (the "S&P 500"). The Fund pursues this objective by investing its assets primarily in common stocks and other securities having equity characteristics, which, in the opinion of the Fund's investment adviser, are currently undervalued in relation to their intrinsic value. In pursuing its objective, the Fund may utilize a variety of investment techniques. See "INVESTMENT OBJECTIVE AND POLICIES" and "INVESTMENT DESCRIPTIONS AND PRACTICES". Options on securities, stock index options and stock index futures and related options may be used by the Fund for hedging purposes and involve certain risks. See "HEDGING STRATEGIES".

        John A. Levin & Co., Inc. (the "Investment Adviser") serves as the investment adviser of the Fund.

        The shares of the Fund being offered by this Prospectus ("Shares"), which are Class A Shares, are distributed by LEVCO Securities, Inc. (the "Distributor"). Shares are sold to certain life insurance companies ("Participating Companies") and their separate accounts ("Separate Accounts") to fund benefits under variable annuity contracts ("Contracts") and variable life insurance policies ("Policies") offered by Participating Companies. The Separate Accounts invest in Shares in accordance with allocation instructions received from Contract and Policy owners ("Contract Owners" and "Policy Owners"). These allocation rights are described in the prospectus for the Separate Account that accompanies this Prospectus. Shares are redeemed to the extent necessary to provide benefits under the Contracts and Policies. In the future, Shares may also be sold to qualified pension and retirement plans.

                             ____________________

        This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be read and retained for future reference. A Statement of Additional Information containing more detailed information about the Fund dated April 30, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available, without charge, upon request by calling 1-888-300-9887.

                             ____________________

        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-----------------------------------------------------------------------------
                              TABLE OF CONTENTS
-----------------------------------------------------------------------------

                                                                        Page
                                                                        ----
PROSPECTUS SUMMARY                                                         3

FINANCIAL HIGHLIGHTS                                                       5

ABOUT THE FUND                                                             6

INVESTMENT OBJECTIVE AND POLICIES                                          6

INVESTMENT DESCRIPTIONS AND PRACTICES                                      7

INVESTMENT RESTRICTIONS                                                   10

HEDGING STRATEGIES                                                        11

MANAGEMENT                                                                13

FUND EXPENSES                                                             14

ABOUT YOUR INVESTMENT                                                     14

DISTRIBUTIONS AND TAXES                                                   15

SHAREHOLDER COMMUNICATIONS                                                16

PERFORMANCE INFORMATION                                                   17

ADDITIONAL INFORMATION                                                    17

                              PROSPECTUS SUMMARY

        The following summary is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information.

The Fund LEVCO Equity Value Fund (the "Fund") is a series of LEVCO Series Trust, a Delaware business trust which is an open-end, diversified, management investment company (commonly known as a mutual fund). The investment objective of the Fund is to achieve long-term growth of capital through an emphasis on the preservation of capital and an attempt to control volatility as measured against the Standard & Poor's Composite 500 Stock Index (the "S&P 500"). The Fund pursues its objective by investing its assets primarily in common stocks and other securities having equity characteristics which, in the opinion of the Fund's investment adviser, are currently undervalued in relation to their intrinsic value. See "INVESTMENT OBJECTIVES AND POLICIES" and "INVESTMENT DESCRIPTIONS AND PRACTICES". For hedging purposes, the Fund may use options on securities, stock index options, and stock index futures and related options. Use of these instruments involves certain risks. See "HEDGING STRATEGIES".

Investment Adviser              John A. Levin & Co., Inc., serves as the
                                Fund's investment adviser (the "Investment
                                Adviser"). Together with its predecessor, the Investment Adviser has provided investment advisory services to clients since 1982. The
                                Investment Adviser is an indirect,
                                wholly-owned subsidiary of Baker, Fentress &
                                Company ("Baker Fentress"), a closed-end investment company listed on the New York
                                Stock Exchange.  Clients of the Investment
                                Adviser include U.S. and foreign individuals, trusts, non-profit organizations, registered investment funds, investment partnerships, endowments, and pension and profit-sharing funds. The Investment Adviser currently manages approximately $7.5 billion in assets for its clients. See "MANAGEMENT - Investment
                                Adviser".

The Offering                    The shares of the Fund being offered by this
                                Prospectus ("Shares") are offered by LEVCO
                                Securities, Inc., which serves as the
                                distributor of Shares (the "Distributor").
                                Shares are sold only to certain life insurance companies ("Participating Companies") and their separate accounts (collectively,
                                "Separate Accounts") to fund benefits under variable annuity contracts ("Contracts") and variable life insurance policies ("Policies") offered by Participating Companies. The
                                Separate Accounts invest in Shares in
                                accordance with allocation instructions
                                received by Participating Companies from
                                Contract and Policy owners ("Contract Owners" and "Policy Owners"). These allocation rights are further described in the prospectus for the Separate Account that accompanies this Prospectus. Shares are redeemed to the extent necessary to provide benefits under the Contracts and Policies and to reflect the allocation instructions of Contract and Policy
                                Owners. In the future, Shares may also be sold to qualified pension and plans.

Share Price                     Shares are being offered at net asset value
                                per share without any sales charge.  See
                                "ABOUT YOUR INVESTMENT - Purchase of Shares".
                                Shares are redeemable at their then current net asset value per Share which may be more or less than their cost. See "ABOUT YOUR
                                INVESTMENT - Redemption of Shares".

Fees and Expenses               The Fund pays a fee to the Investment Adviser
                                calculated daily and payable monthly at an annual rate of 0.85% of average daily net assets of the Fund. The Fund also pays
                                Countrywide Fund Services, Inc.
                                ("Countrywide") a monthly fee equal to $2,000 for providing accounting services to the Fund.
                                This fee will increase once the Fund's average monthly net assets exceed $50 million. The
                                Fund also pays Countrywide a separate fee for acting as the transfer agent. See "ADDITIONAL
                                INFORMATION - Transfer Agent and Accounting
                                Services" in the Statement of Additional
                                Information. In addition, the Fund bears all of the expenses associated with its operation.
                                See "FUND EXPENSES". The Investment Adviser has voluntarily undertaken to limit expenses of the Fund (exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses) to 1.10% of its average net assets. The Investment
                                Adviser reserves the right to discontinue this policy at any time.

Dividends and Capital
Gains Distributions             The Fund declares and pays income dividends
                                quarterly.  Capital gains, if any, are
                                distributed at least annually. Payment of all dividends and capital gains distributions will be made in Shares. See "DISTRIBUTIONS AND
                                TAXES".

Risk Considerations             The net asset value per Share and dividends of
                                the Fund will fluctuate and will depend on the changes in the values of the Fund's investments and the income and dividends received on those investments. Policy Owners and Contract Owners should review carefully the investment objective, policies and practices of the Fund and consider their ability to assume the risks associated with an investment in Shares by the Separate Accounts.
                                Certain of the investment practices of the Fund involve various risks. These practices include: the purchase of non-investment grade debt securities and foreign securities;
                                lending securities; the use of options on securities, stock index options, and stock index futures and related options; and the use of repurchase agreements. See "INVESTMENT
                                OBJECTIVE AND POLICIES" and "INVESTMENT
                                DESCRIPTIONS AND PRACTICES" and "HEDGING
                                STRATEGIES". No assurance can be given that the investment objective of the Fund will be achieved.

                             FINANCIAL HIGHLIGHTS

        Selected per share data and ratios for a share outstanding throughout the period from August 4, 1997 (commencement of operations) through December 31, 1997. The information in this table has been audited by Ernst & Young LLP, the Fund's independent auditors. The following information should be read in conjunction with the audited financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.

        Further information about the Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

Net asset value at beginning of period                          $10.00
                                                                ------
Income from investment operations:
     Net investment income                                        0.07
     Net realized and unrealized gains on investments             0.01
                                                                ------
Total from investment operations                                  0.08
                                                                ------
Less distributions:
     Dividends from net investment income                        (0.07)
                                                                ------
Net asset value at end of period                                $10.01
                                                                ======
Total return                                                      0.80%
                                                                ------
Net assets at end of period (000's)                            $13,669
                                                                ------
Ratio of expenses to average net assets                           1.10% (a)
Ratio of net investment income to average net assets              1.73%
Portfolio turnover rate                                             36%
Average commission rate per share                              $0.0579

(a) Absent investment advisory fees waived and expenses reimbursed by the Investment Adviser, the ratio of expenses to average net assets would have been 2.47%.

                                ABOUT THE FUND

        LEVCO Equity Value Fund (the "Fund") is a series of LEVCO Series Trust (the "Trust"), a business trust that is registered under the Investment Company Act of 1940 (the "1940 Act") with the Securities and Exchange Commission ("SEC") as an open-end, diversified, management investment company. The Trust was organized on January 2, 1997 under the laws of the State of Delaware. The Fund is currently the Trust's sole investment portfolio. Shares of the Fund being offered by this Prospectus ("Shares"), which are Class A shares of the Fund, are sold by LEVCO Securities, Inc. (the "Distributor") to certain life insurance companies ("Participating Companies") and their separate accounts ("Separate Accounts") to fund benefits under variable annuity contracts ("Contracts") and variable life insurance policies ("Policies") offered by Participating Companies. Shares may in the future be sold to qualified pension and retirement plans ("Plans"). The Separate Accounts invest in Shares in accordance with allocation instructions received from the owners of Contracts and Policies ("Contract Owners" and "Policy Owners"). These allocation rights are described in the prospectus for the Separate Account that accompanies this Prospectus. Shares are redeemed to the extent necessary to provide benefits under Contracts and Policies.

        Participating Companies may not be affiliated with each other. In addition, Participating Companies and their Separate Accounts may be subject to insurance regulation that varies from state to state and may be subject to state insurance and federal tax or other regulation that varies between Contracts and Policies. The Trust does not currently foresee any disadvantages to Contract or Policy Owners arising from these circumstances. However, it is theoretically possible that the interests of Plans or Contract or Policy Owners participating in the Fund through the Separate Accounts might at some time be in material and irreconcilable conflict. In some cases, one or more Separate Accounts might redeem its investment in the Fund, which could possibly force the Fund to sell portfolio securities at disadvantageous prices. The Board of Trustees of the Trust intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response thereto.

                      INVESTMENT OBJECTIVE AND POLICIES

        The investment objective of the Fund is to achieve long-term growth of capital through an emphasis on the preservation of capital and an attempt to control volatility as measured against the Standard & Poor's Composite 500 Stock Index (the "S&P 500"). The Fund pursues this objective by investing its assets primarily in common stocks and other securities having equity characteristics, such as convertible debt and convertible preferred securities, preferred stocks, warrants and rights (collectively, "Equity Securities"). The Fund invests in Equity Securities which, in the opinion of the Fund's investment adviser, John A. Levin & Co., Inc. (the "Investment Adviser"), are currently undervalued in relation to their intrinsic value as indicated by the earnings and cash flow potential or the asset value of their respective issuers. The Investment Adviser's determination of value also takes into consideration growth and new products on a selective basis. In evaluating investments for the Fund, the Investment Adviser utilizes a research intensive approach that gives consideration to such factors as: security prices that reflect a market valuation which is judged to be below the estimated present or future value of the company; favorable earnings growth prospects; expected above average return on equity and dividend yield; the financial condition of the issuer; and various qualitative factors. In addition to using a value oriented stock selection process, the Investment Adviser seeks to preserve capital and control volatility through the construction of a diversified portfolio. Although payment of current dividends and income are considered by the Investment Adviser in selecting investments for the Fund, they are not primary factors in the selection of investments.

        Under normal market conditions, the Fund invests at least 85% of its total assets in Equity Securities. For hedging purposes, the Fund may use options on securities, stock index options, and stock index futures and related options. These investments involve certain risks. See "HEDGING STRATEGIES". The Fund may also invest in debt securities, including U.S. Government securities and corporate debt securities (such as bonds, notes and debentures). Certain of the Fund's investments in debt securities will be obligations which, at the time of purchase, are rated "A" or better by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, are of comparable quality as determined by the Investment Adviser. However, the Fund may invest up to 10% of the value of its total assets in non-convertible, non-investment grade debt securities (commonly known as "high yield" or "junk" bonds). These investments involve certain risks. See "INVESTMENT DESCRIPTIONS AND PRACTICES - Non-Investment Grade Debt Securities". The Fund may also invest in money market instruments (see "INVESTMENT DESCRIPTIONS AND PRACTICES - Short-Term Investments"), including repurchase agreements. Investments in debt securities will generally be made to reduce the Fund's equity exposure. During periods of high market valuations or adverse market conditions or for liquidity purposes, all or any portion of the Fund's assets may be invested temporarily in high quality debt securities or money market instruments, or held as cash.

        No assurance can be given that the investment objective of the Fund will be achieved.

                    INVESTMENT DESCRIPTIONS AND PRACTICES

        The types of securities in which the Fund invests and the investment practices in which the Fund may engage are summarized below. In addition, the Fund may use options on securities, stock index options and stock index futures and related options for hedging purposes. See "HEDGING STRATEGIES".

        Common Stock. Common stock are shares of a corporation or other entity that represent an equity interest and entitle the holder to share in the profits, if any, of the entity after required payments to holders of preferred stock and debt securities.

        Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yields on non-convertible debt. Convertible securities are usually subordinated to comparable non-convertible securities, but rank senior to common stock in a corporation's capital structure.

        Warrants and Rights. Among the Equity Securities the Fund may purchase are warrants and rights to purchase securities. Warrants and rights are derivative instruments that permit, but do not obligate, the holder to purchase securities at a specified price during a specified time period. Neither warrants nor rights carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. They involve the risk that they will decline in value if the price of the related securities declines. If the price of the related security does not increase to a price higher than the price at which the warrants or rights may be exercised, the warrant or right may become worthless. As a result, warrants and rights are more speculative than certain other types of equity investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities, and a warrant or right ceases to have value if it is not exercised prior to its expiration date.

        Preferred Stock. Preferred stocks generally pay dividends at specified rates and have a preference over common stock in the payment of dividends and the liquidation of an issuer's assets. However, preferred stock is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. The market prices of preferred stocks will fluctuate based, in part, on changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Preferred stock may decline in value if dividends are not paid.

        Debt Securities. The Fund's investments in debt securities may include bonds, notes, bills, debentures, bank obligations, loan participations, and other similar instruments. These securities include U.S. Government securities, which are debt obligations that are issued or guaranteed by the U.S. Government or by one of its agencies or instrumentalities, and debt obligations issued by corporations, banks or other business entities. There are no restrictions on the maximum maturity and duration of debt securities purchased by the Fund. The interest rates payable on debt securities may be fixed, floating or variable or may be zero coupon debt securities.

        Non-Investment Grade Debt Securities. The Fund may invest up to 10% of the value of its total assets in non-convertible, non-investment grade debt securities. Convertible debt securities purchased by the Fund are not subject to this limitation because they are purchased based upon their potential for capital growth. Non-investment grade debt securities (typically called "junk bonds") are securities that have received a rating from a nationally recognized statistical rating organization ("NRSRO") of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. A debt security will not be considered non-investment grade for purposes of the percentage limitation set forth above if it has received an investment grade rating from one or more NRSRO's, notwithstanding the fact that a lower rating has been given by any other NRSRO.

        Short-Term Investments. The Fund may invest in money market instruments, which are high quality short-term debt obligations. Money market instruments generally have remaining maturities of one year or less. Among the types of money market instruments that may be purchased by the Fund are: short-term U.S. government securities, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate obligations and repurchase agreements.

        Repurchase Agreements. The Fund may enter into repurchase agreements with respect to any of the types of debt securities in which it is authorized to invest. Repurchase agreements will be effected only with banks, savings institutions and broker-dealers. These agreements involve the purchase by the Fund of a debt security with the condition that after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. In the event the original seller defaults on its obligation to repurchase the securities, as a result of its bankruptcy or otherwise, the Fund will seek to sell the securities. Such action could involve costs or delays, and the Fund's ability to dispose of the securities may be restricted. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian, or a subcustodian, in an amount at least equal to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be effected with parties that meet certain creditworthiness standards. However, in the event the other party to a repurchase agreement fails to repurchase the securities subject to the agreement, the Fund could suffer a loss to the extent it is precluded from selling the securities or if, due to delays, proceeds from the sale are less than the repurchase price.

        Restricted Securities. The Fund may invest up to 10% of its net assets in securities subject to restrictions on disposition under the Securities Act of 1933, as amended ("restricted securities"). Such investments, however, will be limited to certain restricted securities that may be sold to institutional investors pursuant to Rule 144A. In some cases, these securities may be difficult to value to the extent that they are not publicly traded, and may be difficult to sell promptly at favorable prices. The Fund's policies are intended to enable it to invest a limited portion of its assets in investments that are subject to restrictions on disposition, but which nevertheless are considered to be attractive by the Investment Adviser. Except as described above, the Fund does not purchase illiquid securities, including repurchase agreements maturing in more than seven days.

        Foreign Securities. The Fund may invest up to 20% of its total assets in securities of foreign issuers, including depository receipts, such as American Depository Receipts ("ADRs"), which represent ownership of specific foreign securities. Investments in foreign securities involve certain risks. There may be more limited publicly available information regarding foreign securities than would be the case with respect to the securities of U.S. issuers, and different accounting standards may be used by foreign issuers. Foreign securities markets in which securities purchased by the Fund may trade are in some cases not as liquid as U.S. markets. Foreign securities also entail certain additional risks, such as the risks of changes in the value of foreign currency relative to the U.S. dollar, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in foreign jurisdictions. The purchase of securities denominated in foreign currencies will subject the value of the Fund's investments in those securities to fluctuations due to changes in foreign exchange rates. Due to these factors, the prices of securities of foreign issuers may be more volatile than those of comparable domestic issuers.

        To hedge against the effects of changes in foreign exchange rates, the Fund may enter into forward foreign currency exchange contracts ("forward contracts"). These contracts represent agreements to exchange an amount of currency at an agreed upon future time and rate. The Fund will generally use forward contracts only to "lock in" the price in U.S. dollars of a foreign security intended to be purchased or sold, but in certain limited cases may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar. Forward contracts will not be used in all cases and, in any event, cannot protect the Fund against declines in the prices of the securities; nor do they completely protect against all changes in the values of foreign securities due to fluctuations in foreign exchange rates. If anticipated currency movements are not accurately predicted, the Fund will sustain losses on these contracts.

        Lending Securities. In order to earn income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Fund and are at all times secured by collateral, consisting of cash or U.S. Government securities, or any combination thereof, equal to not less than 100% of the market value, determined daily, of the securities loaned. Any cash collateral will be invested by the Fund in short-term investments. Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. The Fund's Board of Trustees has adopted policies designed to minimize such risks. The Fund may lend securities in an amount not exceeding one-third of the value of its total assets, measured at the time any such loan is made. Securities lending involves a form of leverage, and the Fund may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover the Fund's transaction costs.

        When-Issued Securities. In order to help ensure the availability of suitable securities for investment, the Fund may purchase securities on a "when-issued" or on a "forward delivery" basis. Securities purchased in this manner will be delivered to the Fund at a future date beyond the customary settlement time. It is expected that, in normal circumstances, the Fund will take delivery of such securities. In general, the Fund does not pay for the securities or become entitled to dividends or interest until the purchase of the securities is settled. There are no percentage of asset limitations on this practice. However, while awaiting delivery of any securities purchased on such a basis, the Fund will establish a segregated account consisting of cash or liquid securities equal to the amount of its commitments to purchase securities on a "when-issued" basis.

PORTFOLIO TURNOVER

        There are no fixed limitations regarding portfolio turnover. However, it is estimated that the Fund's annual portfolio turnover rate will not exceed 100%. Although the Fund generally does not engage in short-term trading, securities may be sold without regard to the time they have been held when investment considerations warrant such action. As a result, under certain market conditions, the portfolio turnover rate of the Fund may be higher. Brokerage costs will be commensurate with the rate of the Fund's trading activity, so that a higher turnover rate will result in higher brokerage costs.

INVESTMENT CHARACTERISTICS

        The investment performance of the Fund will vary over time based upon changes in the values of its investments and the dividends and interest received on those investments. The value of the Fund's investments will be affected by a variety of factors, including the perceived financial condition and earnings of issuers; market and industry trends; economic, social and political developments; and changes in interest rates. The net asset value per share of the Fund can be expected to fluctuate daily.

                           INVESTMENT RESTRICTIONS

The Fund has adopted certain investment policies and restrictions which are described in this Prospectus and in the Statement of Additional Information. Except as otherwise noted, these policies and restrictions are not fundamental and may be changed by the Board of Trustees of the Trust. However, the Fund's investment objective may not be changed without the vote of the holders of a majority of the Fund's outstanding shares (a "Majority Shareholder Vote"), which means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund (including shares of all classes); or (2) 67% or more of the shares present at a meeting of shareholders if more than 50% of the Fund's outstanding shares (including shares of all classes) are represented at the meeting in person or by proxy. Each Separate Account owning shares will vote its shares in accordance with instructions received from Contract Owners or Policy Owners, annuitants and beneficiaries. See "SHAREHOLDER COMMUNICATIONS". The following investment restrictions, and certain additional investment restrictions set forth in the Statement of Additional Information, are fundamental and may not be changed without a Majority Shareholder Vote. Under these restrictions, the Fund may not:

        1. Purchase a security, other than U.S. Government securities, if as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities, or of any class of securities, of any one issuer. For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class.

        2. Purchase a security, other than U.S. Government securities, if as a result of such purchase 25% or more of the value of the Fund's total assets would be invested in the securities of issuers in any one industry.

                              HEDGING STRATEGIES

        The Fund may purchase and sell (or write) options on individual stocks, baskets of stocks, and stock indices, and may purchase and sell stock index futures and related options, but only for hedging purposes. Use of these techniques involves certain risks. See "Risks of Futures and Options." The Fund engages in these transactions in order to protect against declines in the value of securities it holds or increases in the costs of securities to be acquired. More detailed descriptions of the Fund's use of options and futures are contained in the Statement of Additional Information.

FUTURES AND OPTIONS TRANSACTIONS

        The Fund may use futures contracts and related options for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which it invests. For example, the Fund may sell a stock index futures contract in anticipation of a general market or market sector decline that might adversely affect prices of the Fund's portfolio securities. To the extent that there is a correlation between the Fund's portfolio and a particular stock index, the sale of futures contracts on that index could reduce general market risk and permit the Fund to retain its securities positions.

        The Fund may purchase call options on individual stocks and baskets of stocks, or purchase stock index futures contracts (and call options on such contracts) to hedge against a market advance that might increase the prices of securities that the Fund is planning to acquire. Alternatively, the Fund may purchase put options on individual stocks and baskets of stocks, or sell stock index futures contracts (or purchase puts on such contracts) to provide protection against a decline in the price of a security below a specified level or a sector or general market decline. The Fund may purchase and write options in combination with each other to adjust the risk and return of its overall investment positions. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to synthesize a position similar to that which would be achieved by selling a futures contract.

        By purchasing a put option on an individual stock, the Fund could hedge the risk of a devaluation of that individual stock. The value of the put option would be expected to rise as a result of a market decline and thus could offset all or a portion of losses resulting from declines in the prices of individual securities held by the Fund. However, option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option (in the form of premium and transaction costs), the Fund would suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium.

        By purchasing a call option on a stock index, the Fund would attempt to participate in potential price increases of the underlying index, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if stock prices fell. At the same time, the Fund would suffer a loss if stock prices do not rise sufficiently to offset the cost of the option.

        The Fund may engage in the writing (selling) of covered call options with respect to the securities in the Fund's portfolio to supplement the Fund's income and enhance total returns. The Fund may write (sell) listed or over-the-counter call options on individual securities held by the Fund, on baskets of such securities or on the Fund's portfolio as a whole. The Fund will write only covered call options, that is, the Fund will write call options only when it has in its portfolio (or has the right to acquire at no cost) the securities subject to the option. A written option may also be considered to be covered if the Fund owns an option that entirely or partially offsets its obligations under the written option. Index options will be considered covered if the pattern of price fluctuations of the Fund's portfolio or a portion thereof substantially replicates the pattern of price fluctuations in the index underlying the option. A call option written by the Fund obligates the Fund to sell specified securities to the holder of the option at a predetermined price if the option is exercised on or before its expiration date. An index call option written by the Fund obligates the Fund to make a cash payment to the holder of the option if the option is exercised and the value of the index has risen above a predetermined level on or before the expiration date of the option. The Fund may terminate its obligations under a call option by purchasing an option identical to the one written. Writing covered call options provides the Fund with opportunities to increase the returns earned from portfolio securities through the receipt of premiums paid by the purchasers of the options. Writing covered call options may reduce the Fund's returns if the value of the underlying security or index increases and the option position is exercised or closed out by the Fund at a loss.

RISKS OF FUTURES AND OPTIONS

        The purchase and sale of options and futures contracts and related options involve risks different from those involved with direct investments in securities and also require different skills from the Investment Adviser in managing the Fund's portfolio of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Fund, if the Investment Adviser is not successful in employing such instruments in managing the Fund's investments or in predicting market changes, the Fund's performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options or futures used. It is also possible that the Fund may be unable to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or that the Fund may need to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions, or that the Fund may be unable to close out or liquidate its hedged position. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its yield. A more complete discussion of the possible risks involved in transactions in options and futures contracts is contained in the Statement of Additional Information. The Fund's current policy is to limit options and futures transaction to those described above. The Fund may purchase and write both over-the-counter and exchange traded options.

        The Fund will not enter into any futures contracts or related options if the sum of the initial margin deposits on futures contracts and premiums paid for unexpired options on such contracts, other than for bona fide hedging purposes as defined by the Commodity Futures Trading Commission, would exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and losses on such contracts and options. The in-the-money amount of an option on a futures contract may be excluded in calculating this 5% limitation. The Fund may invest up to 5% of the value of its total assets, represented by the premiums paid, for the purchase of options on securities and stock index options. The Fund may not write options on securities or stock indices with aggregate exercise prices in excess of 30% of the value of the Fund's assets measured at the time an option is written.

                                  MANAGEMENT

        The business and affairs of the Fund are managed under the general direction and supervision of the Board of Trustees of the Trust. Responsibility for management of the Fund's investments has been delegated by the Board of Trustees to the Investment Adviser. Other matters relating to the Fund's day-to-day operations are handled by the Trust's officers, each of whom is an officer or employee of the Investment Adviser.

INVESTMENT ADVISER

        The Investment Adviser, John A. Levin & Co., Inc., provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement with the Fund (the "Advisory Agreement"). Subject to such policies as the Board of Trustees may determine, the Investment Adviser makes all investment decisions for the Fund and places all orders for the purchase and sale of investments by the Fund. The Investment Adviser also provides administrative services required by the Trust and the Fund, except for certain accounting related services that are furnished by Countrywide Fund Services, Inc. ("Countrywide"). Administrative services may be furnished through the Investment Adviser's affiliates. The Investment Adviser furnishes, without expense to the Fund, the services of its personnel to serve as officers and Trustees of the Trust. In consideration of the services provided by the Investment Adviser, the Fund pays the Investment Adviser a monthly fee computed at the annual rate of 0.85% of the Fund's average daily net assets. The Investment Adviser may pay financial institutions a portion of this fee received by the Investment Adviser that is attributable to customers of such financial institutions.

        Together with its predecessor, the Investment Adviser has provided investment advisory services to clients since 1982. The Investment Adviser is an indirect, wholly-owned subsidiary of Baker, Fentress & Company ("Baker Fentress"), a closed-end investment company listed on the New York Stock Exchange (the "NYSE"). Clients of the Investment Adviser include U.S. and foreign individuals, trusts, non-profit organizations, registered investment funds, investment partnerships, endowments, and pension and profit-sharing funds. The Investment Adviser currently manages approximately $7.5 billion in assets for its clients.

        The following persons serve as the portfolio managers of the Fund and have managed the Fund since its commencement of operations:

                John A. Levin: Chairman and Chief Executive Officer of the Investment Adviser (and President of its predecessor) since 1982; Director, President and Chief Executive Officer of Baker Fentress since June, 1996.

                Jeffrey A. Kigner: Co-Chairman and Chief Investment Officer of the Investment Adviser; securities analyst and portfolio manager of the Investment Adviser (and its predecessor) since 1984; Director of Baker Fentress since June, 1996.

TRANSFER AGENT AND ACCOUNTING SERVICES

        The Trust has retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201, to serve as the Fund's transfer agent and dividend paying agent. Countrywide is an indirect, wholly-owned subsidiary of Countrywide Credit Industries, Inc., a NYSE listed company principally engaged in the business of residential mortgage lending.

        Countrywide also provides the Fund with certain accounting and pricing services, including valuing the Fund's assets and calculating the net asset value of the Fund's shares. For providing such accounting and pricing services, the Fund pays Countrywide a monthly fee equal to $2,000. This fee will increase when the Fund's average monthly net assets exceed $50 million. See "ADDITIONAL INFORMATION - Transfer Agent and Accounting Services" in the Statement of Additional Information.

                                FUND EXPENSES

        The Fund pays all of its expenses other than those expressly assumed by the Investment Adviser or the Distributor. Expenses of the Fund are deducted from the Fund's total income before dividends are paid. The Fund's expenses include, but are not limited to: fees paid to the Investment Adviser; fees paid to Countrywide; fees of the Fund's independent auditors and custodian and certain related expenses; taxes; organization costs; interest; costs incident to meetings of the Board of Trustees of the Trust and meetings of the Fund's shareholders; costs of printing and mailing prospectuses and reports to shareholders and the filing of reports with regulatory bodies; legal fees and disbursements; fees payable to federal and state regulatory authorities; fees and expenses of Trustees who are not affiliated with the Investment Adviser or the Distributor; and any extraordinary expenses. Brokerage fees and expenses are also borne by the Fund and are included in the purchase and sales price of a security. The Investment Adviser has voluntarily undertaken to limit expenses of the Fund (exclusive of taxes, interest, Rule 12b-1 fees, brokerage commissions, and extraordinary expenses) to 1.10% of its average net assets. The Investment Adviser reserves the right to discontinue this policy at any time.

                            ABOUT YOUR INVESTMENT

PURCHASE OF SHARES

        Shares are offered for sale on a continuous basis directly by the Distributor to the Separate Accounts at net asset value per share on each day on which the NYSE is open for business, without any sales charge. Net asset value per share is calculated once daily at 4:15 p.m., New York time, Monday through Friday, each day the NYSE is open. Net asset value per share is computed by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from the value of the Fund's investments and other assets and dividing the result by the total number of shares of the Fund outstanding. The determination of net asset value is made separately for each class of shares of the Fund.

        The Fund effects orders to purchase or redeem Shares, that are based on premium payments, surrender and transfer requests and any other transaction requests from Contract Owners and Policy Owners, annuitants and beneficiaries at the net asset value per share next computed after the Separate Account receives such transaction request. Any orders to purchase or redeem Shares that are not based on actions by Contract Owners or Policy Owners, annuitants and beneficiaries will be effected at the net asset value per share next computed after the order is received by the Distributor. The Fund reserves the right to suspend the sale of Shares in response to conditions in the securities markets or for other reasons.

        Individuals may not place orders to purchase Shares directly. Please refer to the prospectus for the Separate Account of the Participating Company for more information on the purchase of Shares.

REDEMPTION OF SHARES

        A Separate Account may redeem all or any portion of the Shares that it holds at any time at the next computed net asset value per share, as described above. Shares that are redeemed are entitled to any dividends that have been declared as payable to record owners up to and including the day the redemption is effected. There is no redemption charge. Payment of the redemption price will normally be made within seven days after receipt of such tender for redemption.

        The right of redemption may be suspended and the date of payment of the redemption price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

                           DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

        The Fund declares and distributes dividends from net investment income quarterly and will distribute its net capital gains, if any, at least annually. Payment of all dividends and capital gains distributions will be made in Shares.

TAX MATTERS

        The following discussion is a summary of the federal tax treatment of the Fund and some of the tax consequences to the Separate Accounts of investing in the Fund. It does not address the tax treatment of the Contract Owners or Policy Owners. Contract Owners and Policy Owners should consult the prospectuses of the Separate Accounts for information concerning the Federal income tax consequences of owning Contracts or Policies, and should consult their own tax advisors concerning the federal and state tax consequences of such investments.

        The Fund intends to qualify each year as a regulated investment company (a "RIC") by satisfying the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), concerning the diversification of the Fund's assets, distribution of its income, and sources of its income. If so qualified, the Fund will not be subject to Federal income tax to the extent that it distributes its net income to shareholders as required by the Code. If for any taxable year the Fund does not qualify as a RIC, then all of its taxable income will be subject to federal corporate income tax.

        Federal income tax would be imposed on the Fund if it failed to make certain distributions of its income to shareholders. The Fund intends to make distributions in a manner which will avoid the imposition of such tax. In addition, a 4% excise tax would be imposed upon the Fund if, in a particular calendar year, the Fund failed to distribute substantially all of its ordinary income and net capital gains for a twelve-month period, generally ending on October 31st. This excise tax will not apply to the Fund if at all times during the calendar year each shareholder in the Fund was a "segregated asset account" (as defined in the Code) or a qualified plan. The Fund has been informed that the Participating Companies intend to qualify the Separate Accounts as segregated asset accounts.

        Section 817(h) of the Code requires that investments of a segregated asset account of an insurance company be "adequately diversified", in accordance with Treasury Regulations promulgated thereunder, in order for the holders of variable annuity contracts or variable life insurance policies investing in the account to receive the tax-deferred or tax-free treatment generally afforded holders of annuities or life insurance policies under the Code. The Department of the Treasury has issued Regulations under section 817(h) which, among other things, provide the manner in which a segregated asset account will treat investments in a RIC for purposes of the applicable diversification requirements. Under the Regulations, if a RIC satisfies certain conditions, that RIC will not be treated as a single investment for these purposes, but rather the segregated asset account will be treated as owning its proportionate share of each of the assets of the RIC. The Fund plans to satisfy these conditions at all times.

        Distributions by the Fund will be taxable, if at all, to the Separate Accounts, and not to Contract or Policy Owners. A Separate Account will include distributions in its taxable income in the year in which they are received (notwithstanding the fact that they are reinvested). Distributions by the Fund of income and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income, and distributions by the Fund of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain. Redemptions of Shares generally will result in recognition of capital gain or loss, if any, for federal income tax purposes. Contract Owners and Policy Owners should consult the prospectuses of the Separate Accounts for information concerning the Federal income tax treatment of Separate Accounts that own Shares.

        The foregoing discussion of Federal income tax consequences is based on tax laws and regulations as in effect on the date of this Prospectus, and is subject to change by legislative or administrative action.

                          SHAREHOLDER COMMUNICATIONS

        It is expected that Contract Owners and Policy Owners who have given instructions for Separate Accounts to invest in Shares will receive from the Participating Companies reports that will include, among other things, the Fund's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent auditors. Each report will show the investments owned by the Fund and will provide other information about the Fund and its operations. The Fund may pay a portion of the cost of preparing certain of those reports. Contract Owners and Policy Owners may obtain information about the performance of the Fund on any business day by calling toll-free 1-888-300-9887 between 8:15 a.m. and 6:00 p.m., New York time.

        Each Separate Account owning Shares will vote its shares in accordance with instructions received from Contract Owners or Policy Owners, annuitants and beneficiaries. Shares held by a Separate Account as to which no instructions have been received will be voted for or against any matter, or in abstention, in the same proportion as the Shares held by that Account as to which instructions have been received. Shares held by a Separate Account that are not attributable to Contracts or Policies will also be voted for or against any proposition in the same proportion as the Shares for which voting instructions are received by the Separate Account. If a Participating Company determines, however, that it is permitted to vote any such Shares in its own right, it may elect to do so, subject to the then current interpretations of the 1940 Act and the rules thereunder.

                           PERFORMANCE INFORMATION

        From time to time the Fund may advertise or report certain information about its investment performance. The Fund may present standardized and nonstandardized total return in advertisements or other material. Standardized total return is calculated in accordance with a formula prescribed by the SEC. Under this method, total return is calculated by determining the difference between the net asset value of all Shares held at the end of the period for which a quotation is being given and the net asset value per share for each Share held at the beginning of the period (assuming reinvestment of dividends and other distributions), and then dividing that difference by the per Share net asset value at the beginning of the period. (The calculations implicitly reflect the compounding of dividends and other distributions by assuming reinvestment.) The average annual compounded rate of return is the yearly rate of return that, when applied evenly to each annual period and compounded, would produce the total return for the period quoted. Nonstandardized total return differs from standardized total return in that it may be related to a nonstandard period or presented as an aggregate rate of return, rather than as an annual average. Quotations of total return do not reflect charges imposed at the Separate Account level.

        The performance of the Fund may be compared to the performance of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, performance information may be compared with data published by Lipper Analytical Services, Inc. or to unmanaged indices of stock market performance. The performance information may also include evaluations of the Fund published by nationally recognized ranking services and by various national or local financial publications, such as Business Week, Forbes, Fortune, Institutional Investor, Money, The Wall Street Journal, Barron's, Changing Times, Morningstar, Mutual Fund Values, U.S.A. Today, The New York Times, or other industry or financial publications.

        Quotations of performance are historical, and should not be considered as indicative of future results.

                            ADDITIONAL INFORMATION

        Description of Shares. The Trust is a Delaware business trust organized pursuant to a Certificate of Trust dated January 2, 1997. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value, and to issue one or more series of such shares, each representing interests in a separate investment portfolio. As of the date of this Prospectus, the Trust has established only one series of its shares, representing interests in the Fund. The Board of Trustees has the power to establish additional series of shares representing interests in other investment portfolios and, subject to the 1940 Act and other applicable laws and regulations, to issue two or more classes of shares of each series.
Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

        Shares being offered pursuant to this Prospectus are Class A shares of the Fund. Class B shares of the Fund are offered pursuant to a separate prospectus. The Class A and Class B shares each represent interests in the Fund, but differ in that the Class B shares, unlike Class A shares, bear certain expenses associated with the different investor services and distribution arrangement that has been implemented for that class.

        Shareholders of the Fund, together with shareholders of any other series of the Trust that may in the future be organized, are entitled to vote on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon at a meeting of shareholders. On other matters affecting the Fund on which shareholders of the Fund are entitled to vote, shares of the Fund and any other series would generally be voted as a separate class. Although shares of each class of the Fund will generally vote together on matters affecting the Fund and the Trust, each class has exclusive voting rights on matters which relate solely to its distribution or investor services arrangements and will vote separately on any matter as to which the interests of shareholders of the classes differ. Each Share (and fractional Share) is entitled to that number of votes which equals the net asset value of such Share (or fraction thereof). All shares of the Trust have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so.

        Under Delaware law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Trust, but only to the extent of the shareholder's investment. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

        Annual meetings of shareholders will not be held except as required by the 1940 Act or other applicable law. A meeting will be held on the removal of a Trustee or Trustees of the Trust if requested in writing by holders of not less than 10% of the outstanding shares of the Trust.

        Custodian. UMB Bank, n.a., P.O. Box 419226, Kansas City, Missouri 64141-6226, serves as custodian of the assets of the Fund. The custodian maintains custody of all securities and other assets of the Fund, and is authorized to hold the Fund's investments in securities depositories and to use sub-custodians which have been approved by the Trust.

        Distributor. The Distributor, LEVCO Securities, Inc., One Rockefeller Plaza, New York, New York 10020, serves as the distributor of Shares. The Distributor is a wholly-owned subsidiary of the Investment Adviser.

        Independent Auditors. Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, Illinois 60606-6301, serves as the independent auditors of the Fund. Financial Statements of the Fund appearing in the Fund's annual report were audited by Ernst & Young LLP.

        Counsel. Schulte Roth & Zabel LLP, 900 Third Avenue, New York, New York 10022, serves as counsel to the Fund, and also serves as counsel to the Investment Adviser and its affiliates on certain matters.

        Control Persons. As of the date of this Prospectus, all of the outstanding Class A shares of the Fund were owned by Security Equity Life Insurance Company. As a result, Security Equity Life Insurance Company may be deemed to "control" the Fund, as that term is defined in the 1940 Act.

        Additional Information. This Prospectus, including the Statement of Additional Information which has been incorporated herein by reference, does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

-----------------------------------------------------------------------------
                           LEVCO EQUITY VALUE FUND
-----------------------------------------------------------------------------

               INVESTMENT ADVISER
                       John A. Levin & Co., Inc.
                       One Rockefeller Center, 25th Floor
                       New York, New York  10020

               DISTRIBUTOR
                       LEVCO Securities, Inc.
                       One Rockefeller Center, 25th Floor
                       New York, New York  10020

               CUSTODIAN
                       UMB Bank, n.a.
                       P.O. Box 419226
                       Kansas City, Missouri  64141-6226

               TRANSFER AGENT
                       Countrywide Fund Services, Inc.
                       312 Walnut Street
                       Cincinnati, Ohio  45202

               INDEPENDENT AUDITORS
                       Ernst & Young LLP
                       Sears Tower
                       233 South Wacker Drive
                       Chicago, Illinois 60606-6301

               LEGAL COUNSEL
                       Schulte Roth & Zabel LLP
                       900 Third Avenue
                       New York, New York  10022

               SHAREHOLDER INQUIRIES
                       1-888-300-9887


-----------------------------------------------------------------------------
        NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN APPROVED SALES LITERATURE IN CONNECTION WITH THE OFFER CONTAINED HEREIN, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Prospectus Dated April 30, 1998
LEVCO EQUITY VALUE FUND
(a series of LEVCO Series Trust)

One Rockefeller Plaza, 25th Floor
New York, New York 10020
-----------------------------------------------------------------------------

        LEVCO Equity Value Fund (the "Fund") is a series of LEVCO Series Trust (the "Trust"), an open-end, diversified, management investment company (commonly known as a mutual fund). The investment objective of the Fund is to achieve long-term growth of capital through an emphasis on the preservation of capital and an attempt to control volatility as measured against the Standard & Poor's Composite 500 Stock Index (the "S&P 500"). The Fund pursues this objective by investing its assets primarily in common stocks and other securities having equity characteristics, which, in the opinion of the Fund's investment adviser, are currently undervalued in relation to their intrinsic value. In pursuing its objective, the Fund may utilize a variety of investment techniques. See "INVESTMENT OBJECTIVE AND POLICIES" and "INVESTMENT DESCRIPTIONS AND PRACTICES". Options on securities, stock index options and stock index futures and related options may be used by the Fund for hedging purposes and involve certain risks. See "HEDGING STRATEGIES".

        John A. Levin & Co., Inc. (the "Investment Adviser") serves as the investment adviser of the Fund.

        The shares of the Fund being offered by this Prospectus ("Shares"), which are Class B Shares, are distributed by LEVCO Securities, Inc. (the "Distributor"). Shares are sold to certain life insurance companies ("Participating Companies") and their separate accounts ("Separate Accounts") to fund benefits under variable annuity contracts ("Contracts") and variable life insurance policies ("Policies") offered by Participating Companies. The Separate Accounts invest in Shares in accordance with allocation instructions received from Contract and Policy owners ("Contract Owners" and "Policy Owners"). These allocation rights are described in the prospectus for the Separate Account that accompanies this Prospectus. Shares are redeemed to the extent necessary to provide benefits under the Contracts and Policies. In the future, Shares may also be sold to qualified pension and retirement plans.

                             ____________________

        This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be read and retained for future reference. A Statement of Additional Information containing more detailed information about the Fund dated April 30, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available, without charge, upon request by calling 1-888-300-9887.

                             ____________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-----------------------------------------------------------------------------
                              TABLE OF CONTENTS
-----------------------------------------------------------------------------

                                                                        Page
                                                                        ----
PROSPECTUS SUMMARY                                                         3

FINANCIAL HIGHLIGHTS                                                       5

ABOUT THE FUND                                                             6

INVESTMENT OBJECTIVE AND POLICIES                                          6

INVESTMENT DESCRIPTIONS AND PRACTICES                                      7

INVESTMENT RESTRICTIONS                                                   10

HEDGING STRATEGIES                                                        11

MANAGEMENT                                                                13

FUND EXPENSES                                                             14

ABOUT YOUR INVESTMENT                                                     14

DISTRIBUTION PLAN                                                         15

DISTRIBUTIONS AND TAXES                                                   15

SHAREHOLDER COMMUNICATIONS                                                17

PERFORMANCE INFORMATION                                                   17

ADDITIONAL INFORMATION                                                    18

                              PROSPECTUS SUMMARY

        The following summary is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information.

The Fund LEVCO Equity Value Fund (the "Fund") is a series of LEVCO Series Trust, a Delaware business trust which is an open-end, diversified, management investment company (commonly known as a mutual fund). The investment objective of the Fund is to achieve long-term growth of capital through an emphasis on the preservation of capital and an attempt to control volatility as measured against the Standard & Poor's Composite 500 Stock Index (the "S&P 500"). The Fund pursues its objective by investing its assets primarily in common stocks and other securities having equity characteristics which, in the opinion of the Fund's investment adviser, are currently undervalued in relation to their intrinsic value. See "INVESTMENT OBJECTIVES AND POLICIES" and "INVESTMENT DESCRIPTIONS AND PRACTICES". For hedging purposes, the Fund may use options on securities, stock index options, and stock index futures and related options. Use of these instruments involves certain risks. See "HEDGING STRATEGIES".

Investment Adviser              John A. Levin & Co., Inc., serves as the
                                Fund's investment adviser (the "Investment
                                Adviser"). Together with its predecessor, the Investment Adviser has provided investment advisory services to clients since 1982. The
                                Investment Adviser is an indirect,
                                wholly-owned subsidiary of Baker, Fentress &
                                Company ("Baker Fentress"), a closed-end investment company listed on the New York
                                Stock Exchange.  Clients of the Investment
                                Adviser include U.S. and foreign individuals, trusts, non-profit organizations, registered investment funds, investment partnerships, endowments, and pension and profit-sharing funds. The Investment Adviser currently manages approximately $7.5 billion in assets for its clients. See "MANAGEMENT - Investment
                                Adviser".

The Offering                    The shares of the Fund being offered by this
                                Prospectus ("Shares") are offered by LEVCO
                                Securities, Inc., which serves as the
                                distributor of Shares (the "Distributor").
                                Shares are sold only to certain life insurance companies ("Participating Companies") and their separate accounts (collectively,
                                "Separate Accounts") to fund benefits under variable annuity contracts ("Contracts") and variable life insurance policies ("Policies") offered by Participating Companies. The
                                Separate Accounts invest in Shares in
                                accordance with allocation instructions
                                received by Participating Companies from
                                Contract and Policy owners ("Contract Owners" and "Policy Owners"). These allocation rights are further described in the prospectus for the Separate Account that accompanies this Prospectus. Shares are redeemed to the extent necessary to provide benefits under the Contracts and Policies and to reflect the allocation instructions of Contract and Policy
                                Owners. In the future, Shares may also be sold to qualified pension and retirement plans.

Share Price                     Shares are being offered at net asset value
                                per share without any sales charge.  See
                                "ABOUT YOUR INVESTMENT - Purchase of Shares".
                                Shares are redeemable at their then current net asset value per Share which may be more or less than their cost. See "ABOUT YOUR
                                INVESTMENT - Redemption of Shares".

Fees and Expenses               The Fund pays a fee to the Investment Adviser
                                calculated daily and payable monthly at an annual rate of 0.85% of average daily net assets of the Fund. The Fund also pays
                                Countrywide Fund Services, Inc.
                                ("Countrywide") a monthly fee equal to $2,000 for providing accounting services to the Fund.
                                This fee will increase once the Fund's average monthly net assets exceed $50 million. The
                                Fund also pays Countrywide a separate fee for acting as the transfer agent. See "ADDITIONAL
                                INFORMATION - Transfer Agent and Accounting
                                Services" in the Statement of Additional
                                Information. In addition, the Fund bears all of the expenses associated with its operation.
                                See "FUND EXPENSES". These expenses include payments in an amount up to 0.25% annually of the Fund's average net assets that are made by the Fund to reimburse the Distributor for certain expenses it incurs in connection with the distribution of Shares. See "DISTRIBUTION
                                PLAN". The Investment Adviser has voluntarily undertaken to limit expenses of the Fund
                                (exclusive of taxes, interest, Rule 12b-1 fees, brokerage commissions and extraordinary expenses) to 1.10% of its average net assets.
                                The Investment Adviser reserves the right to discontinue this policy at any time.

Dividends and Capital           The Fund declares and pays income dividends
Gains Distributions             quarterly. Capital gains, if any, are
                                distributed at least annually. Payment of all dividends and capital gains distributions will be made in Shares. See "DISTRIBUTIONS AND
                                TAXES".

Risk Considerations             The net asset value per Share and dividends of
                                the Fund will fluctuate and will depend on the changes in the values of the Fund's investments and the income and dividends received on those investments. Policy Owners and Contract Owners should review carefully the investment objective, policies and practices of the Fund and consider their ability to assume the risks associated with an investment in Shares by the Separate Accounts.
                                Certain of the investment practices of the Fund involve various risks. These practices include: the purchase of non-investment grade debt securities and foreign securities;
                                lending securities; the use of options on securities, stock index options, and stock index futures and related options; and the use of repurchase agreements. See "INVESTMENT
                                OBJECTIVE AND POLICIES" and "INVESTMENT
                                DESCRIPTIONS AND PRACTICES" and "HEDGING
                                STRATEGIES". No assurance can be given that the investment objective of the Fund will be achieved.

                             FINANCIAL HIGHLIGHTS

        Selected per share data and ratios for a Class A share of the fund outstanding throughout the period from August 4, 1997 (commencement of operations) through December 31, 1997. During this period, there were no Class B Shares of the Fund outstanding. The information in this table has been audited by Ernst & Young LLP, the Fund's independent auditors. The following information should be read in conjunction with the audited financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.

        Further information about the Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

Net asset value at beginning of period                          $10.00
                                                                ------
Income from investment operations:
     Net investment income                                        0.07
     Net realized and unrealized gains on investments             0.01
                                                                ------
Total from investment operations                                  0.08
                                                                ------
Less distributions:
     Dividends from net investment income                        (0.07)
                                                                ------
Net asset value at end of period                                $10.01
                                                                ======
Total return                                                      0.80%
                                                                ------
Net assets at end of period (000's)                            $13,669
                                                                ------
Ratio of expenses to average net assets                           1.10% (a)
Ratio of net investment income to average net assets              1.73%
Portfolio turnover rate                                             36%
Average commission rate per share                              $0.0579

(a) Absent investment advisory fees waived and expenses reimbursed by the Fund's Investment
Adviser, the ratio of expenses to average net assets would have been 2.47%.

                                ABOUT THE FUND

        LEVCO Equity Value Fund (the "Fund") is a series of LEVCO Series Trust (the "Trust"), a business trust that is registered under the Investment Company Act of 1940 (the "1940 Act") with the Securities and Exchange Commission (the "SEC") as an open-end, diversified, management investment company. The Trust was organized on January 2, 1997 under the laws of the State of Delaware. The Fund is currently the Trust's sole investment portfolio. Shares of the Fund being offered by this Prospectus ("Shares"), which are Class B shares of the Fund, are sold by LEVCO Securities, Inc. (the "Distributor") to certain life insurance companies ("Participating Companies") and their separate accounts ("Separate Accounts") to fund benefits under variable annuity contracts ("Contracts") and variable life insurance policies ("Policies") offered by Participating Companies. Shares may in the future be sold to qualified pension and retirement plans ("Plans"). The Distributor receives a fee representing reimbursement of its expenses incurred with respect to the distribution of the Shares offered pursuant to this Prospectus. The Separate Accounts invest in Shares in accordance with allocation instructions received from the owners of Contracts and Policies ("Contract Owners" and "Policy Owners"). These allocation rights are described in the prospectus for the Separate Account that accompanies this Prospectus. Shares are redeemed to the extent necessary to provide benefits under Contracts and Policies.

        Participating Companies may not be affiliated with each other. In addition, Participating Companies and their Separate Accounts may be subject to insurance regulation that varies from state to state and may be subject to state insurance and federal tax or other regulation that varies between Contracts and Policies. The Trust does not currently foresee any disadvantages to Contract or Policy Owners arising from these circumstances. However, it is theoretically possible that the interests of Contract or Policy Owners participating in the Fund through the Separate Accounts or Plans might at some time be in material and irreconcilable conflict. In some cases, one or more Separate Accounts might redeem its investment in the Fund, which could possibly force the Fund to sell portfolio securities at disadvantageous prices. The Board of Trustees of the Trust intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response thereto.

                      INVESTMENT OBJECTIVE AND POLICIES

        The investment objective of the Fund is to achieve long-term growth of capital through an emphasis on the preservation of capital and an attempt to control volatility as measured against the Standard & Poor's Composite 500 Stock Index (the "S&P 500"). The Fund pursues this objective by investing its assets primarily in common stocks and other securities having equity characteristics, such as convertible debt and convertible preferred securities, preferred stocks, warrants and rights (collectively, "Equity Securities"). The Fund invests in Equity Securities which, in the opinion of the Fund's investment adviser, John A. Levin & Co., Inc. (the "Investment Adviser"), are currently undervalued in relation to their intrinsic value as indicated by the earnings and cash flow potential or the asset value of their respective issuers. The Investment Adviser's determination of value also takes into consideration growth and new products on a selective basis. In evaluating investments for the Fund, the Investment Adviser utilizes a research intensive approach that gives consideration to such factors as: security prices that reflect a market valuation which is judged to be below the estimated present or future value of the company; favorable earnings growth prospects; expected above average return on equity and dividend yield; the financial condition of the issuer; and various qualitative factors. In addition to using a value oriented stock selection process, the Investment Adviser seeks to preserve capital and control volatility through the construction of a diversified portfolio. Although payment of current dividends and income are considered by the Investment Adviser in selecting investments for the Fund, they are not primary factors in the selection of investments.

        Under normal market conditions, the Fund invests at least 85% of its total assets in Equity Securities. For hedging purposes, the Fund may use options on securities, stock index options, and stock index futures and related options. These investments involve certain risks. See "HEDGING STRATEGIES". The Fund may also invest in debt securities, including U.S. Government securities and corporate debt securities (such as bonds, notes and debentures). Certain of the Fund's investments in debt securities will be obligations which, at the time of purchase, are rated "A" or better by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, are of comparable quality as determined by the Investment Adviser. However, the Fund may invest up to 10% of the value of its total assets in non-convertible, non-investment grade debt securities (commonly known as "high yield" or "junk" bonds). These investments involve certain risks. See "INVESTMENT DESCRIPTIONS AND PRACTICES - Non-Investment Grade Debt Securities". The Fund may also invest in money market instruments (see "INVESTMENT DESCRIPTIONS AND PRACTICES - Short-Term Investments"), including repurchase agreements. Investments in debt securities will generally be made to reduce the Fund's equity exposure. During periods of high market valuations or adverse market conditions or for liquidity purposes, all or any portion of the Fund's assets may be invested temporarily in high quality debt securities or money market instruments, or held as cash.

        No assurance can be given that the investment objective of the Fund will be achieved.

                    INVESTMENT DESCRIPTIONS AND PRACTICES

        The types of securities in which the Fund invests and the investment practices in which the Fund may engage are summarized below. In addition, the Fund may use options on securities, stock index options and stock index futures and related options for hedging purposes. See "HEDGING STRATEGIES".

        Common Stock. Common stock are shares of a corporation or other entity that represent an equity interest and entitle the holder to share in the profits, if any, of the entity after required payments to holders of preferred stock and debt securities.

        Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yields on non-convertible debt. Convertible securities are usually subordinated to comparable non-convertible securities, but rank senior to common stock in a corporation's capital structure.

        Warrants and Rights. Among the Equity Securities the Fund may purchase are warrants and rights to purchase securities. Warrants and rights are derivative instruments that permit, but do not obligate, the holder to purchase securities at a specified price during a specified time period. Neither warrants nor rights carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. They involve the risk that they will decline in value if the price of the related securities declines. If the price of the related security does not increase to a price higher than the price at which the warrants or rights may be exercised, the warrant or right may become worthless. As a result, warrants and rights are more speculative than certain other types of equity investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities, and a warrant or right ceases to have value if it is not exercised prior to its expiration date.

        Preferred Stock. Preferred stocks generally pay dividends at specified rates and have a preference over common stock in the payment of dividends and the liquidation of an issuer's assets. However, preferred stock is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. The market prices of preferred stocks will fluctuate based, in part, on changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Preferred stock may decline in value if dividends are not paid.

        Debt Securities. The Fund's investments in debt securities may include bonds, notes, bills, debentures, bank obligations, loan participations, and other similar instruments. These securities include U.S. Government securities, which are debt obligations that are issued or guaranteed by the U.S. Government or by one of its agencies or instrumentalities, and debt obligations issued by corporations, banks or other business entities. There are no restrictions on the maximum maturity and duration of debt securities purchased by the Fund. The interest rates payable on debt securities may be fixed, floating or variable or may be zero coupon debt securities.

        Non-Investment Grade Debt Securities. The Fund may invest up to 10% of the value of its total assets in non-convertible, non-investment grade debt securities. Convertible debt securities purchased by the Fund are not subject to this limitation because they are purchased based upon their potential for capital growth. Non-investment grade debt securities (typically called "junk bonds") are securities that have received a rating from a nationally recognized statistical rating organization ("NRSRO") of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. A debt security will not be considered non-investment grade for purposes of the percentage limitation set forth above if it has received an investment grade rating from one or more NRSRO's, notwithstanding the fact that a lower rating has been given by any other NRSRO.

        Short-Term Investments. The Fund may invest in money market instruments, which are high quality short-term debt obligations. Money market instruments generally have remaining maturities of one year or less. Among the types of money market instruments that may be purchased by the Fund are: short-term U.S. government securities, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate obligations and repurchase agreements.

        Repurchase Agreements. The Fund may enter into repurchase agreements with respect to any of the types of debt securities in which it is authorized to invest. Repurchase agreements will be effected only with banks, savings institutions and broker-dealers. These agreements involve the purchase by the Fund of a debt security with the condition that after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. In the event the original seller defaults on its obligation to repurchase the securities, as a result of its bankruptcy or otherwise, the Fund will seek to sell the securities. Such action could involve costs or delays, and the Fund's ability to dispose of the securities may be restricted. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian, or a subcustodian, in an amount at least equal to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be effected with parties that meet certain creditworthiness standards. However, in the event the other party to a repurchase agreement fails to repurchase the securities subject to the agreement, the Fund could suffer a loss to the extent it is precluded from selling the securities or if, due to delays, proceeds from the sale are less than the repurchase price.

        Restricted Securities. The Fund may invest up to 10% of its net assets in securities subject to restrictions on disposition under the Securities Act of 1933, as amended ("restricted securities"). Such investments, however, will be limited to certain restricted securities that may be sold to institutional investors pursuant to Rule 144A. In some cases, these securities may be difficult to value to the extent that they are not publicly traded, and may be difficult to sell promptly at favorable prices. The Fund's policies are intended to enable it to invest a limited portion of its assets in investments that are subject to restrictions on disposition, but which nevertheless are considered to be attractive by the Investment Adviser. Except as described above, the Fund does not purchase illiquid securities, including repurchase agreements maturing in more than seven days.

        Foreign Securities. The Fund may invest up to 20% of its total assets in securities of foreign issuers, including depository receipts, such as American Depository Receipts ("ADRs"), which represent ownership of specific foreign securities. Investments in foreign securities involve certain risks. There may be more limited publicly available information regarding foreign securities than would be the case with respect to the securities of U.S. issuers, and different accounting standards may be used by foreign issuers. Foreign securities markets in which securities purchased by the Fund may trade are in some cases not as liquid as U.S. markets. Foreign securities also entail certain additional risks, such as the risks of changes in the value of foreign currency relative to the U.S. dollar, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in foreign jurisdictions. The purchase of securities denominated in foreign currencies will subject the value of the Fund's investments in those securities to fluctuations due to changes in foreign exchange rates. Due to these factors, the prices of securities of foreign issuers may be more volatile than those of comparable domestic issuers.

        To hedge against the effects of changes in foreign exchange rates, the Fund may enter into forward foreign currency exchange contracts ("forward contracts"). These contracts represent agreements to exchange an amount of currency at an agreed upon future time and rate. The Fund will generally use forward contracts only to "lock in" the price in U.S. dollars of a foreign security intended to be purchased or sold, but in certain limited cases may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar. Forward contracts will not be used in all cases and, in any event, cannot protect the Fund against declines in the prices of the securities; nor do they completely protect against all changes in the values of foreign securities due to fluctuations in foreign exchange rates. If anticipated currency movements are not accurately predicted, the Fund will sustain losses on these contracts.

        Lending Securities. In order to earn income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the

Fund and are at all times secured by collateral, consisting of cash or U.S. Government securities, or any combination thereof, equal to not less than 100% of the market value, determined daily, of the securities loaned. Any cash collateral will be invested by the Fund in short-term investments. Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. The Fund's Board of Trustees has adopted policies designed to minimize such risks. The Fund may lend securities in an amount not exceeding one-third of the value of its total assets, measured at the time any such loan is made. Securities lending involves a form of leverage, and the Fund may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover the Fund's transaction costs.

        When-Issued Securities. In order to help ensure the availability of suitable securities for investment, the Fund may purchase securities on a "when-issued" or on a "forward delivery" basis. Securities purchased in this manner will be delivered to the Fund at a future date beyond the customary settlement time. It is expected that, in normal circumstances, the Fund will take delivery of such securities. In general, the Fund does not pay for the securities or become entitled to dividends or interest until the purchase of the securities is settled. There are no percentage of asset limitations on this practice. However, while awaiting delivery of any securities purchased on such a basis, the Fund will establish a segregated account consisting of cash or liquid securities equal to the amount of its commitments to purchase securities on a "when-issued" basis.

PORTFOLIO TURNOVER

        There are no fixed limitations regarding portfolio turnover. However, it is estimated that the Fund's annual portfolio turnover rate will not exceed 100%. Although the Fund generally does not engage in short-term trading, securities may be sold without regard to the time they have been held when investment considerations warrant such action. As a result, under certain market conditions, the portfolio turnover rate of the Fund may be higher. Brokerage costs will be commensurate with the rate of the Fund's trading activity, so that a higher turnover rate will result in higher brokerage costs.

INVESTMENT CHARACTERISTICS

        The investment performance of the Fund will vary over time based upon changes in the values of its investments and the dividends and interest received on those investments. The value of the Fund's investments will be affected by a variety of factors, including the perceived financial condition and earnings of issuers; market and industry trends; economic, social and political developments; and changes in interest rates. The net asset value per share of the Fund can be expected to fluctuate daily.

                           INVESTMENT RESTRICTIONS

        The Fund has adopted certain investment policies and restrictions which are described in this Prospectus and in the Statement of Additional Information. Except as otherwise noted, these policies and restrictions are not fundamental and may be changed by the Board of Trustees of the Trust. However, the Fund's investment objective may not be changed without the vote of the holders of a majority of the Fund's outstanding shares (a "Majority Shareholder Vote"), which means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund (including shares of all classes); or (2) 67% or more of the shares present at a meeting of shareholders if more than 50% of the Fund's outstanding shares (including shares of all classes) are represented at the meeting in person or by proxy. Each Separate Account owning shares will vote its shares in accordance with instructions received from Contract Owners or Policy Owners, annuitants and beneficiaries. See "SHAREHOLDER

COMMUNICATIONS". The following investment restrictions, and certain additional investment restrictions set forth in the Statement of Additional Information, are fundamental and may not be changed without a Majority Shareholder Vote. Under these restrictions, the Fund may not:

        1. Purchase a security, other than U.S. Government securities, if as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities, or of any class of securities, of any one issuer. For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class.

        2. Purchase a security, other than U.S. Government securities, if as a result of such purchase 25% or more of the value of the Fund's total assets would be invested in the securities of issuers in any one industry.

                              HEDGING STRATEGIES

        The Fund may purchase and sell (or write) options on individual stocks, baskets of stocks, and stock indices, and may purchase and sell stock index futures and related options, but only for hedging purposes. Use of these techniques involves certain risks. See "Risks of Futures and Options." The Fund engages in these transactions in order to protect against declines in the value of securities it holds or increases in the costs of securities to be acquired. More detailed descriptions of the Fund's use of options and futures are contained in the Statement of Additional Information.

FUTURES AND OPTIONS TRANSACTIONS

        The Fund may use futures contracts and related options for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which it invests. For example, the Fund may sell a stock index futures contract in anticipation of a general market or market sector decline that might adversely affect the prices of the Fund's portfolio securities. To the extent that there is a correlation between the Fund's portfolio and a particular stock index, the sale of futures contracts on that index could reduce general market risk and permit the Fund to retain its securities positions.

        The Fund may purchase call options on individual stocks and baskets of stocks, or purchase stock index futures contracts (and call options on such contracts) to hedge against a market advance that might increase the prices of securities that the Fund is planning to acquire. Alternatively, the Fund may purchase put options on individual stocks and baskets of stocks, or sell stock index futures contracts (or purchase puts on such contracts) to provide protection against a decline in the price of a security below a specified level or a sector or general market decline. The Fund may purchase and write options in combination with each other to adjust the risk and return of its overall investment positions. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to synthesize a position similar to that which would be achieved by selling a futures contract.

        By purchasing a put option on an individual stock, the Fund could hedge the risk of a devaluation of that individual stock. The value of the put option would be expected to rise as a result of a market decline and thus could offset all or a portion of losses resulting from declines in the prices of individual securities held by the Fund. However, option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option (in the form of premium and transaction costs), the

Fund would suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium.

        By purchasing a call option on a stock index, the Fund would attempt to participate in potential price increases of the underlying index, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if stock prices fell. At the same time, the Fund would suffer a loss if stock prices do not rise sufficiently to offset the cost of the option.

        The Fund may engage in the writing (selling) of covered call options with respect to the securities in the Fund's portfolio to supplement the Fund's income and enhance total returns. The Fund may write (sell) listed or over-the-counter call options on individual securities held by the Fund, on baskets of such securities or on the Fund's portfolio as a whole. The Fund will write only covered call options, that is, the Fund will write call options only when it has in its portfolio (or has the right to acquire at no cost) the securities subject to the option. A written option may also be considered to be covered if the Fund owns an option that entirely or partially offsets its obligations under the written option. Index options will be considered covered if the pattern of price fluctuations of the Fund's portfolio or a portion thereof substantially replicates the pattern of price fluctuations in the index underlying the option. A call option written by the Fund obligates the Fund to sell specified securities to the holder of the option at a predetermined price if the option is exercised on or before its expiration date. An index call option written by the Fund obligates the Fund to make a cash payment to the holder of the option if the option is exercised and the value of the index has risen above a predetermined level on or before the expiration date of the option. The Fund may terminate its obligations under a call option by purchasing an option identical to the one written. Writing covered call options provides the Fund with opportunities to increase the returns earned from portfolio securities through the receipt of premiums paid by the purchasers of the options. Writing covered call options may reduce the Fund's returns if the value of the underlying security or index increases and the option position is exercised or closed out by the Fund at a loss.

RISKS OF FUTURES AND OPTIONS

        The purchase and sale of options and futures contracts and related options involve risks different from those involved with direct investments in securities and also require different skills from the Investment Adviser in managing the Fund's portfolio of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Fund, if the Investment Adviser is not successful in employing such instruments in managing the Fund's investments or in predicting market changes, the Fund's performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options or futures used. It is also possible that the Fund may be unable to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or that the Fund may need to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions, or that the Fund may be unable to close out or liquidate its hedged position. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its yield. A more complete discussion of the possible risks involved in transactions in options and futures contracts is contained in the Statement of Additional Information. The Fund's current policy is to limit options and futures transaction to those described above. The Fund may purchase and write both over-the-counter and exchange traded options.

        The Fund will not enter into any futures contracts or related options if the sum of the initial margin deposits on futures contracts and premiums paid for unexpired options on such contracts, other than for bona fide hedging purposes as defined by the Commodity Futures Trading Commission, would exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and losses on such contracts and options. The in-the-money amount of an option on a futures contract may be excluded in calculating this 5% limitation. The Fund may invest up to 5% of the value of its total assets, represented by the premiums paid, for the purchase of options on securities and stock index options. The Fund may not write options on securities or stock indices with aggregate exercise prices in excess of 30% of the value of the Fund's assets measured at the time an option is written.

                                  MANAGEMENT

        The business and affairs of the Fund are managed under the general direction and supervision of the Board of Trustees of the Trust. Responsibility for management of the Fund's investments has been delegated by the Board of Trustees to the Investment Adviser. Other matters relating to the Fund's day-to-day operations are handled by the Trust's officers, each of whom is an officer or employee of the Investment Adviser.

INVESTMENT ADVISER

        The Investment Adviser, John A. Levin & Co., Inc., provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement with the Fund (the "Advisory Agreement"). Subject to such policies as the Board of Trustees may determine, the Investment Adviser makes all investment decisions for the Fund and places all orders for the purchase and sale of investments by the Fund. The Investment Adviser also provides administrative services required by the Trust and the Fund, except for certain accounting related services that are furnished by Countrywide Fund Services, Inc. ("Countrywide"). Administrative services may be furnished through the Investment Adviser's affiliates. The Investment Adviser furnishes, without expense to the Fund, the services of its personnel to serve as officers and Trustees of the Trust. In consideration of the services provided by the Investment Adviser, the Fund pays the Investment Adviser a monthly fee computed at the annual rate of 0.85% of the Fund's average daily net assets. The Investment Adviser may pay financial institutions a portion of this fee received by the Investment Adviser that is attributable to customers of such financial institutions.

        Together with its predecessor, the Investment Adviser has provided investment advisory services to clients since 1982. The Investment Adviser is an indirect, wholly-owned subsidiary of Baker, Fentress & Company ("Baker Fentress"), a closed-end investment company listed on the New York Stock Exchange (the "NYSE"). Clients of the Investment Adviser include U.S. and foreign individuals, trusts, non-profit organizations, registered investment funds, investment partnerships, endowments, and pension and profit-sharing funds. The Investment Adviser currently manages approximately $7.5 billion in assets for its clients.

        The following persons serve as the portfolio managers of the Fund and have managed the Fund since its commencement of operations:

                John A. Levin: Chairman and Chief Executive Officer of the Investment Adviser (and President of its predecessor) since 1982; Director, President and Chief Executive Officer of Baker Fentress since June, 1996.

                Jeffrey A. Kigner: Co-Chairman and Chief Investment Officer of the Investment Adviser; securities analyst and portfolio manager of the Investment Adviser (and its predecessor) since 1984; Director of Baker Fentress since June, 1996.

TRANSFER AGENT AND ACCOUNTING SERVICES

        The Trust has retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201, to serve as the Fund's transfer agent and dividend paying agent. Countrywide is an indirect, wholly-owned subsidiary of Countrywide Credit Industries, Inc., a NYSE listed company principally engaged in the business of residential mortgage lending.

        Countrywide also provides the Fund with certain accounting and pricing services, including valuing the Funds assets and calculating the net asset value of the Fund's shares. For providing such accounting and pricing services, the Fund pays Countrywide a monthly fee equal to $2,000. This fee will increase when the Fund's average monthly net assets exceed $50 million. See "ADDITIONAL INFORMATION - Transfer Agent and Accounting Services" in the Statement of Additional Information.

                                FUND EXPENSES

        The Fund pays all of its expenses other than those expressly assumed by the Investment Adviser or the Distributor. Expenses of the Fund are deducted from the Fund's total income before dividends are paid. The Fund's expenses include, but are not limited to: fees paid to the Investment Adviser; fees paid to Countrywide; payments to the Distributor pursuant to the Distribution Plan adopted by the Trust; fees of the Fund's independent auditors and custodian and certain related expenses; taxes; organization costs; interest, costs incident to meetings of the Board of Trustees of the Trust and meetings of the Fund's shareholders; costs of printing and mailing prospectuses and reports to shareholders and the filing of reports with regulatory bodies; legal fees and disbursements; fees payable to federal and state regulatory authorities; fees and expenses of Trustees who are not affiliated with the Investment Adviser or the Distributor; and any extraordinary expenses. Brokerage fees and expenses are also borne by the Fund and are included in the purchase and sales price of a security. The Investment Adviser has voluntarily undertaken to limit expenses of the Fund (exclusive of taxes, interest, Rule 12b-1 fees, brokerage commissions and extraordinary expenses) to 1.10% of its average net assets. The Investment Adviser reserves the right to discontinue this policy at any time.

                            ABOUT YOUR INVESTMENT

PURCHASE OF SHARES

        Shares are offered for sale on a continuous basis directly by the Distributor to the Separate Accounts at net asset value per share on each day on which the NYSE is open for business, without any sales charge. Net asset value per share is calculated once daily at 4:15 p.m., New York time, Monday through Friday, each day the NYSE is open. Net asset value per share is computed by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from the value of the Fund's investments and other assets and dividing the result by the total number of shares of the Fund outstanding. The determination of net asset value is made separately for each class of shares of the Fund.

        The Fund effects orders to purchase or redeem Shares, that are based on premium payments, surrender and transfer requests and any other transaction requests from Contract Owners and Policy

Owners, annuitants and beneficiaries, at the net asset value per share next computed after the Separate Account receives such transaction request. Any orders to purchase or redeem Shares that are not based on actions by Contract Owners or Policy Owners, annuitants and beneficiaries will be effected at the net asset value per share next computed after the order is received by the Distributor. The Fund reserves the right to suspend the sale of Shares in response to conditions in the securities markets or for other reasons.

        Individuals may not place orders to purchase Shares directly. Please refer to the prospectus for the Separate Account of the Participating Company for more information on the purchase of Shares.

REDEMPTION OF SHARES

        A Separate Account may redeem all or any portion of the Shares that it holds at any time at the next computed net asset value per share, as described above. Shares that are redeemed are entitled to any dividends that have been declared as payable to record owners up to and including the day the redemption is effected. There is no redemption charge. Payment of the redemption price will normally be made within seven days after receipt of such tender for redemption.

        The right of redemption may be suspended and the date of payment of the redemption price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

                              DISTRIBUTION PLAN

        Under a distribution plan adopted by the Trust in accordance with Rule 12b-1 under the 1940 Act (the "Distribution Plan"), the Fund is authorized to reimburse the Distributor for: payments made by the Distributor to other securities dealers, Participating Companies and financial institutions which engage in efforts to promote the sale of the Shares and which sell such Shares or to reimburse such organizations for distribution related or shareholder services related expenses they incur in selling Shares or providing Fund related services to their customers; and such other activities related to the promotion of sales of the Shares as may from time to time be specifically authorized by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or any other agreement in respect of the Distribution Plan. Under the Plan, the Trust is authorized to expend an amount annually which shall not exceed 0.25% annually of the average daily net assets of Shares and such expenditures shall be allocated solely to the holders of Shares and not to the holders of any other class.

                           DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

        The Fund declares and distributes dividends from net investment income quarterly and will distribute its net capital gains, if any, at least annually. Payment of all dividends and capital gains distributions will be made in Shares.

TAX MATTERS

        The following discussion is a summary of the federal tax treatment of the Fund and some of the tax consequences to the Separate Accounts of investing in the Fund. It does not address the tax treatment of the Contract Owners or Policy Owners. Contract Owners and Policy Owners should consult the prospectuses of the Separate Accounts for information concerning the Federal income tax consequences of owning Contracts or Policies, and should consult their own tax advisors concerning federal and state tax consequences of such investments.

        The Fund intends to qualify each year as a regulated investment company (a "RIC") by satisfying the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), concerning the diversification of the Fund's assets, distribution of its income, and sources of its income. If so qualified, the Fund will not be subject to Federal income tax to the extent that it distributes its net income to shareholders as required by the Code. If for any taxable year the Fund does not qualify as a RIC, then all of its taxable income will be subject to federal corporate income tax.

        Federal income tax would be imposed on the Fund if it failed to make certain distributions of its income to shareholders. The Fund intends to make distributions in a manner which will avoid the imposition of such tax. In addition, a 4% excise tax would be imposed upon the Fund if, in a particular calendar year, the Fund failed to distribute substantially all of its ordinary income and net capital gains for a twelve-month period, generally ending on October 31st. This excise tax will not apply to the Fund if at all times during the calendar year each shareholder in the Fund was a "segregated asset account" (as defined in the Code) or a qualified plan. The Fund has been informed that the Participating Companies intend to qualify the Separate Accounts as segregated asset accounts.

        Section 817(h) of the Code requires that investments of a segregated asset account of an insurance company be "adequately diversified", in accordance with Treasury Regulations promulgated thereunder, in order for the holders of variable annuity contracts or variable life insurance policies investing in the account to receive the tax-deferred or tax-free treatment generally afforded holders of annuities or life insurance policies under the Code. The Department of the Treasury has issued Regulations under section 817(h) which, among other things, provide the manner in which a segregated asset account will treat investments in a RIC for purposes of the applicable diversification requirements. Under the Regulations, if a RIC satisfies certain conditions, that RIC will not be treated as a single investment for these purposes, but rather the segregated asset account will be treated as owning its proportionate share of each of the assets of the RIC. The Fund plans to satisfy these conditions at all times.

        Distributions by the Fund will be taxable, if at all, to the Separate Accounts, and not to Contract or Policy Owners. A Separate Account will include distributions in its taxable income in the year in which they are received (notwithstanding the fact that they are reinvested). Distributions by the Fund of income and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income, and distributions by the Fund of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain. Redemptions of Shares generally will result in recognition of capital gain or loss, if any, for federal income tax purposes. Contract Owners and Policy Owners should consult the prospectuses of the Separate Accounts for information concerning the Federal income tax treatment of Separate Accounts that own Shares.

        The foregoing discussion of Federal income tax consequences is based on tax laws and regulations as in effect on the date of this Prospectus, and is subject to change by legislative or administrative action.

                          SHAREHOLDER COMMUNICATIONS

        It is expected that Contract Owners and Policy Owners who have given instructions for Separate Accounts to invest in Shares will receive from the Participating Companies reports that will include, among other things, the Fund's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent auditors. Each report will show the investments owned by the Fund and will provide other information about the Fund and its operations. The Fund may pay a portion of the cost of preparing certain of those reports. Contract Owners and Policy Owners may obtain information about the performance of the Fund on any business day by calling toll-free 1-888-300-9887 between 8:15 a.m. and 6:00 p.m., New York time.

        Each Separate Account owning Shares will vote its shares in accordance with instructions received from Contract Owners or Policy Owners, annuitants and beneficiaries. Shares held by a Separate Account as to which no instructions have been received will be voted for or against any matter, or in abstention, in the same proportion as the Shares held by that Account as to which instructions have been received. Shares held by a Separate Account that are not attributable to Contracts or Policies will also be voted for or against any proposition in the same proportion as the Shares for which voting instructions are received by the Separate Account. If a Participating Company determines, however, that it is permitted to vote any such Shares in its own right, it may elect to do so, subject to the then current interpretations of the 1940 Act and the rules thereunder.

                           PERFORMANCE INFORMATION

        From time to time the Fund may advertise or report certain information about its investment performance. The Fund may present standardized and nonstandardized total return in advertisements or other material. Standardized total return is calculated in accordance with a formula prescribed by the SEC. Under this method, total return is calculated by determining the difference between the net asset value of all Shares held at the end of the period for which a quotation is being given and the net asset value per share for each Share held at the beginning of the period (assuming reinvestment of dividends and other distributions), and then dividing that difference by the per Share net asset value at the beginning of the period. (The calculations implicitly reflect the compounding of dividends and other distributions by assuming reinvestment.) The average annual compounded rate of return is the yearly rate of return that, when applied evenly to each annual period and compounded, would produce the total return for the period quoted. Nonstandardized total return differs from standardized total return in that it may be related to a nonstandard period or presented as an aggregate rate of return, rather than as an annual average. Quotations of total return do not reflect charges imposed at the Separate Account level.

        The performance of the Fund may be compared to the performance of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, performance information may be compared with data published by Lipper Analytical Services, Inc. or to unmanaged indices of stock market performance. The performance information may also include evaluations of the Fund published by nationally recognized ranking services and by various national or local financial publications, such as Business Week, Forbes, Fortune, Institutional Investor,

Money, The Wall Street Journal, Barron's, Changing Times, Morningstar, Mutual Fund Values, U.S.A. Today, The New York Times, or other industry or financial publications.

        Quotations of performance are historical, and should not be considered as indicative of future results.

                            ADDITIONAL INFORMATION

        Description of Shares. The Trust is a Delaware business trust organized pursuant to a Certificate of Trust dated January 2, 1997. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value, and to issue one or more series of such shares, each representing interests in a separate investment portfolio. As of the date of this Prospectus, the Trust has established only one series of its shares, representing interests in the Fund. The Board of Trustees has the power to establish additional series of shares representing interests in other investment portfolios and, subject to the 1940 Act and other applicable laws and regulations, to issue two or more classes of shares of each series.
Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

        Shares being offered pursuant to this Prospectus are Class B shares of the Fund. Class A shares of the Fund are offered pursuant to a separate prospectus. The Class A and Class B shares each represent interests in the Fund, but differ in that the Class B shares, unlike Class A shares, bear certain expenses associated with the different investor services and distribution arrangement that has been implemented for that class. See "DISTRIBUTION PLAN".

        Shareholders of the Fund, together with shareholders of any other series of the Trust that may in the future be organized, are entitled to vote on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon at a meeting of shareholders. On other matters affecting the Fund on which shareholders of the Fund are entitled to vote, shares of the Fund and any other series would generally be voted as a separate class. Although shares of each class of the Fund will generally vote together on matters affecting the Fund and the Trust, each class has exclusive voting rights on matters which relate solely to its distribution or investor services arrangements and will vote separately on any matter as to which the interests of shareholders of the classes differ. Each Share (and fractional Share) is entitled to that number of votes which equals the net asset value of such Share (or fraction thereof). All shares of the Trust have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so.

        Under Delaware law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Trust, but only to the extent of the shareholder's investment. However, the Declaration of Trust disclaims liability of the shareholders, trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

        Annual meetings of shareholders will not be held except as required by the 1940 Act or other applicable law. A meeting will be held on the removal of a trustee or trustees of the Trust if requested in writing by holders of not less than 10% of the outstanding shares of the Trust.

        Custodian. UMB Bank, n.a., P.O. Box 419226, Kansas City, Missouri 64141-6226, serves as custodian of the assets of the Fund. The custodian maintains custody of all securities and other assets of the Fund, and is authorized to hold the Fund's investments in securities depositories and to use sub-custodians which have been approved by the Trust.

        Distributor. The Distributor, LEVCO Securities, Inc., One Rockefeller Plaza, New York, New York 10020, serves as the distributor of Shares. The Distributor is a wholly-owned subsidiary of the Investment Adviser.

        Independent Auditors. Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, Illinois 60606-6301, serves as the independent auditors of the Fund. Financial Statements of the Fund appearing in the Fund's annual report were audited by Ernst & Young LLP.

        Counsel. Schulte Roth & Zabel LLP, 900 Third Avenue, New York, New York 10022, serves as counsel to the Fund, and also serves as counsel to the Investment Adviser and its affiliates on certain matters.

        Control Persons. As of the date of this Prospectus, all of the outstanding Class A shares of the Fund were owned by Security Equity Life Insurance Company. Through the exercise of voting rights with respect to the Class A shares, the controlling person set forth above may be able to determine the outcome of shareholder voting on matters as to which shareholder approval is required. As of the date of this Prospectus, there are no outstanding Class B shares of the Fund.

        Additional Information. This Prospectus, including the Statement of Additional Information which has been incorporated herein by reference, does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

-----------------------------------------------------------------------------
                           LEVCO EQUITY VALUE FUND
-----------------------------------------------------------------------------

               INVESTMENT ADVISER
                       John A. Levin & Co., Inc.
                       One Rockefeller Center, 25th Floor
                       New York, New York  10020

               DISTRIBUTOR
                       LEVCO Securities, Inc.
                       One Rockefeller Center, 25th Floor
                       New York, New York  10020

               CUSTODIAN
                       UMB Bank, n.a.
                       P.O. Box 419226
                       Kansas City, Missouri  64141-6226

               TRANSFER AGENT
                       Countrywide Fund Services, Inc.
                       312 Walnut Street
                       Cincinnati, Ohio  45202

               INDEPENDENT AUDITORS
                       Ernst & Young LLP
                       Sears Tower
                       233 South Wacker Drive
                       Chicago, Illinois 60606-6301

               LEGAL COUNSEL
                       Schulte Roth & Zabel LLP
                       900 Third Avenue
                       New York, New York  10022

               SHAREHOLDER INQUIRIES
                       1-888-300-9887

-----------------------------------------------------------------------------
        NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN APPROVED SALES LITERATURE IN CONNECTION WITH THE OFFER CONTAINED HEREIN, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.
-----------------------------------------------------------------------------

------------------------------------------------------------------------------

Statement of Additional Information dated April 30, 1998
LEVCO EQUITY VALUE FUND
(a series of LEVCO Series Trust)

One Rockefeller Plaza, 25th Floor
New York, New York 10020
------------------------------------------------------------------------------

        LEVCO Equity Value Fund (the "Fund") is a series of LEVCO Series Trust (the "Trust"), an open-end, diversified, management investment company (commonly known as a mutual fund). The investment objective of the Fund is to achieve long-term growth of capital through an emphasis on the preservation of capital and an attempt to control volatility as measured against the Standard & Poor's Composite 500 Stock Index (the "S&P 500"). The Fund pursues this objective by investing its assets primarily in common stocks and other securities having equity characteristics, which, in the opinion of the Fund's investment adviser, are currently undervalued in relation to their intrinsic value. In pursuing its objective, the Fund may utilize a variety of investment techniques. See "INVESTMENT OBJECTIVE AND POLICIES". Options on securities, stock index options and stock index futures and related options may be used by the Fund for hedging purposes and involve certain risks.

        John A. Levin & Co., Inc. (the "Investment Adviser") serves as the investment adviser of the Fund.

        Shares of the Fund, consisting of Class A and Class B shares ("Shares"), are distributed by LEVCO Securities, Inc. (the "Distributor"). Shares are sold to certain life insurance companies ("Participating Companies") and their separate accounts ("Separate Accounts") to fund benefits under variable annuity contracts ("Contracts") and variable life insurance policies ("Policies") offered by Participating Companies. The Separate Accounts invest in Shares in accordance with allocation instructions received from Contract and Policy owners ("Contract Owners" and "Policy Owners").
These allocation rights are described in the prospectus for the Separate Account. Shares are redeemed to the extent necessary to provide benefits under the Contracts and Policies. In the future, Shares may also be sold to qualified pension and retirement plans.

        --------------------------------------------------------------

        Information about the Fund is set forth in the Prospectus for Class A shares of the Fund and the Prospectus for Class B shares of the Fund, each dated April 30, 1998, which provide the basic information you should know before investing and may be obtained without charge from the Transfer Agent by calling: 1-888-300-9887. This Statement of Additional Information is not a Prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus and is intended to provide you with additional information regarding the activities and operations of the Fund. This Statement of Additional Information should be read in conjunction with the applicable Prospectus.

                              TABLE OF CONTENTS
                              -----------------

                                                                          Page
                                                                          ----

INVESTMENT OBJECTIVE AND POLICIES                                            3

INVESTMENT RESTRICTIONS                                                      8

PORTFOLIO TRANSACTIONS AND BROKERAGE                                        10

DETERMINATION OF NET ASSET VALUE                                            11

TAXES                                                                       12

PURCHASES AND REDEMPTIONS OF SHARES                                         13

TRUSTEES AND OFFICERS                                                       13

INVESTMENT ADVISORY AGREEMENT                                               16

DISTRIBUTOR                                                                 17

DISTRIBUTION PLAN [Applicable to the Class B Shares Only]                   18

SPECIAL INVESTMENT TECHNIQUES                                               19

PERFORMANCE INFORMATION                                                     21

ADDITIONAL INFORMATION                                                      22

                      INVESTMENT OBJECTIVE AND POLICIES
                      ---------------------------------

        The sections below describe, in greater detail than in the Fund's Prospectuses, some of the different types of investments which may be made by the Fund and the different investment practices in which the Fund may engage. The use of options and futures contracts by the Fund are discussed on page B-18 under "SPECIAL INVESTMENT TECHNIQUES". The general investment policies of the Fund are set forth in the Prospectuses.

TYPES OF EQUITY SECURITIES
--------------------------

        Equity securities purchased by the Fund may include common and preferred and convertible preferred stocks, and securities having equity characteristics such as rights, warrants and convertible debt securities. See "Convertible Securities". Common stocks and preferred stocks represent equity ownership interests in a corporation and participate in the corporation's earnings through dividends which may be declared by the corporation. Unlike common stocks, preferred stocks are entitled to stated dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior stated dividends have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have preferences on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating", which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The rights of common and preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Rights and warrants are securities which entitle the holder to purchase the securities of a company (generally, its common stock) at a specified price during a specified time period. Because of this feature, the values of rights and warrants are affected by factors similar to those which determine the price of common stocks and exhibit similar behavior. Rights and warrants may be purchased directly or may be acquired in connection with a corporate reorganization or exchange offer. The purchase of rights and warrants is subject to certain limitations.

CONVERTIBLE SECURITIES
----------------------

        Securities of this type may be purchased by the Fund. They include convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the holder receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

        Convertible securities have an "investment value", which is the theoretical value determined by the yield they provide in comparison with similar securities without the conversion feature. The investment value changes based upon prevailing interest rates and other factors. They also have a "conversion value", which is the worth in market value if the security were to be exchanged for the underlying equity security. Conversion value fluctuates directly with the price of the underlying security. If conversion value is substantially below investment value, the price of the convertible security is governed principally by its investment value. If conversion value is near or above investment value, the price of the convertible security generally will rise above investment value and may represent a premium over conversion value due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. A convertible security's price, when price is influenced primarily by its conversion value, will generally yield less than a senior non-convertible security of comparable investment value. Convertible securities may be purchased at varying price levels above their investment values or conversion values. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may never be realized.

FOREIGN SECURITIES
------------------

        The Fund may invest up to 20% of its total assets, at the time of purchase, in foreign securities, including the securities of certain Canadian issuers and securities purchased by means of American Depository Receipts ("ADRs"). Investments in foreign securities will be affected by a number of factors which ordinarily do not affect investments in domestic securities.

        Foreign securities may be affected by changes in currency exchange rates, exchange control regulations, changes in governmental administration or economic or monetary policy (in the U.S. and abroad), political events, expropriation or nationalization or confiscatory taxation. Dividends and interest paid on foreign securities may be subject to foreign withholding and other foreign taxes. In addition, there may be less publicly available information concerning foreign issuers than domestic issuers, and foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic issuers. Securities of certain foreign issuers and in certain foreign markets are less liquid and more volatile than those of domestic issuers and markets, and foreign brokerage commissions are generally higher than in the U.S. There is also generally less regulation and supervision of exchanges, brokers and issuers in foreign countries.

        Securities denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency exchange rates, and costs will be incurred in converting one currency to another. Exchange rates are determined by forces of supply and demand, which forces are affected by a variety of factors including international balances of payments, economic and financial conditions, government intervention and speculation. Foreign currency exchange transactions of the Fund may be effected on a "spot" basis (cash basis) at the prevailing spot rate for purchasing or selling currency. The Fund may also utilize forward foreign currency contracts as described below.

SHORT-TERM INVESTMENTS
----------------------

        As discussed in the Prospectuses, the Fund may invest in a variety of short-term debt securities ("money market instruments"), including instruments issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Government Securities") and repurchase agreements for such securities. Money market instruments are generally considered to be debt securities having remaining maturities of approximately one year or less. Government Securities are obligations guaranteed by the U.S. Government or issued by its agencies or instrumentalities, including, for example, obligations of the Export-Import Bank of the United States, the General Services Administration, Federal Land Banks, Farmers Home Administration and Federal Home Loan Banks. Some Government Securities, such as U.S. Treasury obligations and obligations issued by the Export-Import Bank and the Federal Housing Administration, are backed by the full faith and credit of the U.S. Treasury. Others, such as those issued by Federal Home Loan Banks, are backed by the issuer's right to borrow from the U.S. Treasury. Some, such as those issued by the Federal National Mortgage Association and Federal Farm Credit Banks, are backed only by the issuer's own credit, with no guarantee of U.S. Treasury backing. Other types of money market instruments include: certificates of deposit, bankers' acceptances, commercial paper, letters of credit, short-term corporate obligations and other obligations discussed below.

        The short-term investments of the Fund in bank obligations may include certificates of deposit, bankers' acceptances, time deposits and letters of credit. These investments will be limited to: (1) obligations of U.S. commercial banks and savings institutions having total assets of $1 billion or more and instruments secured by such obligations, including obligations of foreign branches of U.S. banks and (2) similar obligations of foreign commercial banks having total assets of $1 billion or more or their U.S. branches which are denominated in U.S. dollars. Obligations of foreign banks and their U.S. branches are subject to additional risks of the types generally associated with investment in foreign securities. See "Foreign Securities". Similar risks may apply to obligations of foreign branches of U.S. banks. There are currently no reserve requirements applicable to obligations issued by foreign banks or foreign branches of U.S. banks. Also, not all of the federal and state banking laws and regulations applicable to domestic banks relating to maintenance of reserves, loan limits and promotion of financial soundness apply to foreign branches of domestic banks and none of them apply to foreign banks.

        Commercial paper constituting the short-term investments of the Fund must be rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the highest grade by Moody's Investors Service, Inc. ("Moody's") or, if not rated, must be issued by a company having an outstanding debt issue rated at least BBB by S&P or Baa by Moody's. Other types of short-term corporate obligations (including loan participations and master demand notes) must be rated at least A by S&P or Moody's to qualify as a short-term investment of the Fund, or, if not rated, must be issued by a company having an outstanding debt issue rated at least A by Moody's or S&P. The quality standards described above may be modified by the Fund upon the approval of its Board of Trustees. Short-term obligations of the types described above, but not meeting applicable quality standards, may be purchased if they are purchased subject to a repurchase agreement with (or guaranteed as to principal and interest by) a domestic or foreign bank, a domestic savings institution or a corporation which meets those quality standards, or a foreign government having an outstanding debt security rated at least AA by S&P or Aa by Moody's.

REPURCHASE AGREEMENTS
---------------------

        As discussed in the Prospectuses, the Fund may enter into repurchase agreements involving the types of securities which are eligible for purchase by the Fund. However, there is no limitation upon the maturity of the securities underlying the repurchase agreements.

        Repurchase agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition of Government Securities or other securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution and the institution will repurchase the underlying security ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Fund will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year.

        While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include the requirement that the Investment Adviser effect repurchase transactions only with large, well capitalized United States financial institutions approved by it as creditworthy based upon periodic review under guidelines established and monitored by the Trustees of the Fund. In addition, the value of the collateral underlying the repurchase agreement, which will be held by the Fund's custodian in a segregated account on behalf of the Fund, will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercise of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund does not invest in repurchase agreements that do not mature within seven days. Investments in repurchase agreements may at times be substantial when, in the view of the Investment Adviser, liquidity or other considerations so warrant.

TYPES OF DEBT SECURITIES
------------------------

        The types of debt obligations in which the Fund may invest are described in the Prospectuses. These investments are subject to certain quality limitations and other restrictions and include money market instruments and other types of obligations. See "INVESTMENT DESCRIPTIONS AND PRACTICES - Short-Term Investments" and "Equity Securities" in the Prospectuses. Debt obligations are subject to various risks as described in the Prospectuses. In addition, investors should recognize that, although securities ratings issued by a securities rating service provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels cause fluctuations in the prices of debt obligations and will, therefore, cause fluctuations in the net asset values per share of the Fund.

        The Fund's investments in debt securities may include obligations rated "investment grade" by a nationally recognized statistical rating organization (a "NRSRO") or unrated obligations which are determined to be of comparable quality by the Investment Adviser, and may also include non-investment grade obligations. As discussed in the Prospectuses, non-investment grade obligations involve certain risks.

        Subsequent to the purchase of a debt security by the Fund, the ratings or credit quality of a debt security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by the Fund would not require the Fund to sell the security. However, the Investment Adviser will evaluate and monitor the quality of all investments and will dispose of investments which have deteriorated in their creditworthiness or ratings as determined to be necessary to assure that the Fund's overall investments are constituted in a manner consistent with the investment objective of the Fund.

        The economy and interest rates affect lower rated obligations differently from other securities. For example, the prices of these obligations have been found to be less sensitive to interest rate changes than higher rated investments but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing. To the extent that there is no established retail secondary market, there may be thin trading of lower rated obligations which may adversely impact the ability of the Investment Adviser to accurately value such obligations and the Fund's assets and may also adversely impact the Fund's ability to dispose of the obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated obligations, especially in a thinly traded market.

        Zero Coupon Securities. Debt securities purchased by the Fund may include zero coupon securities. These securities do not pay any interest until maturity and, for this reason, zero coupon securities of longer maturities may trade at a deep discount from their face or par values and may be subject to greater fluctuations in market value than ordinary debt obligations of comparable maturity. Current federal tax law requires that the holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment that year. It is not anticipated that the Fund will invest more than 5% of its assets in zero coupon securities in the coming year.

        Variable Rate Securities. Debt obligations purchased by the Fund may also include variable and floating rate securities. The interest rates payable on these securities are adjusted either at predesignated periodic intervals or whenever there is a change in an established market rate of interest. Other features may include a right whereby the Fund which holds the security may demand prepayment of the principal amount prior to the stated maturity (a "demand feature") and the right of an issuer to prepay the principal amount prior to maturity. One benefit of variable and floating rate securities is that, because of interest rate adjustments on the obligation, changes in market value that would normally result from fluctuations in prevailing interest rates are reduced. The benefit of a demand feature is enhanced liquidity.

FORWARD FOREIGN CURRENCY CONTRACTS
----------------------------------

        As discussed in the Prospectuses, the Fund may enter into forward currency contracts to purchase or sell foreign currencies as a hedge against possible variations in foreign exchange rates. A forward foreign currency exchange contract is an agreement between the contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a forward contract for the purchase or sale of the amount of foreign currency invested in a foreign security, the Fund can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received ("transaction hedging"), or during the time the Fund holds the foreign security ("position hedging"). Hedging against a decline in the value of a currency through the use of forward contracts does not eliminate fluctuations in the prices of securities or prevent losses if the prices of securities decline. Hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. The Fund will not speculate in forward currency contracts. If the Fund enters into a "position hedging transaction", which is the sale of forward non-U.S. currency with respect to a security held by it and denominated in such foreign currency, the Fund's custodian will place cash or liquid securities in a separate account in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. If the value of the securities placed in the account declines, additional cash or securities will be placed in the account so that the value of cash or securities in the account will equal the amount of the Fund's commitments with respect to such contracts. The Fund will not attempt to hedge all of its non-U.S. portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Investment Adviser. The Fund will not enter into forward contracts for terms of more than one year.

SECURITIES LOANS
----------------

        Consistent with applicable regulatory requirements, the Fund may lend its United States portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Fund (subject to the notice provisions described below) and are at all times secured by cash or cash equivalents maintained in a segregated account pursuant to applicable regulations and which are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while earning interest on the amounts deposited as collateral, which interest will be invested in short-term investments.

        A loan may be terminated by the borrower on one business day's notice, or by the Fund on four business days' notice. If the borrower fails to deliver the loaned securities within four days of receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, loans of securities will only be made to firms deemed by the Investment Adviser to be creditworthy (such creditworthiness will be monitored on an ongoing basis) and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities. Any gain or loss in the market price during the loan period would inure to the Fund.

        When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the investment in such loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with loans of securities. The Fund will not lend securities if to do so would cause it to have loaned securities in excess of one third of the value of the Fund's total assets, measured at the time of such loan. The Fund may lend foreign securities consistent with the foregoing requirements, but has no intention of doing so in the foreseeable future.

RESTRICTED SECURITIES
---------------------

        The Fund may invest up to 10% of its net assets in securities subject to restrictions on disposition under the Securities Act of 1933, as amended (the "Securities Act") ("restricted securities"). Such investments, however, will be limited to certain restricted securities that may be sold to institutional investors pursuant to Rule 144A. In some cases, these securities may be difficult to value to the extent that they are not publicly traded, and may be difficult to sell promptly at favorable prices. The Fund's policies are intended to enable it to invest a limited portion of its assets in investments subject to restrictions on disposition, but which nevertheless are considered by the Investment Adviser to be attractive. Except as described above, the Fund does not purchase illiquid securities, including repurchase agreements maturing in more than seven days.

                           INVESTMENT RESTRICTIONS
                           -----------------------

        The Fund has adopted various investment restrictions on its investment activities. Certain of these are fundamental policies which cannot be changed without approval by the holders of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the Fund's outstanding voting shares. For the Fund to alter a fundamental policy requires the affirmative vote of the lesser of the holders of (a) 67% or more of the shares of the Fund present at a meeting of shareholders, if the holders of at least 50% of the outstanding shares (including shares of all classes) of the Fund are present or represented by proxy or (b) more than 50% of the outstanding shares of the Fund (including shares of all classes). Each Separate Account owning Shares will vote its Shares in accordance with instructions received from Contract Owners or Policy Owners, annuitants and beneficiaries. See "SHAREHOLDER COMMUNICATIONS" in the Prospectuses.

        Under its fundamental policies, the Fund may not:

        1. Purchase or sell commodities, including futures contracts, except that the Fund may purchase and sell stock index futures and related options and, in connection with its investments in foreign securities, may enter into transactions involving foreign currency, options on foreign currency and forward foreign currency exchange contracts.

        2. Purchase or sell real estate or interests therein, or purchase oil, gas or other mineral leases, rights or royalty contracts or development programs, except that the Fund may invest in the securities of issuers engaged in the foregoing activities and may invest in securities secured by real estate or interests therein.

        3. Issue senior securities as defined by the 1940 Act or borrow money, except that the Fund may borrow from banks for temporary extraordinary or emergency purposes (but not for investment) in an amount up to 10% of the value of the Fund's total assets (calculated at the time of the borrowing). The Fund may not make investments while it has borrowings exceeding 5% of the value of its total assets outstanding. This restriction shall not be deemed to prohibit the Fund from purchasing or selling securities on a when-issued or delayed-delivery basis, or entering into repurchase agreements, lending portfolio securities, selling securities short against-the-box, or writing covered put and call options on securities, stock indices and foreign currencies, in each case in accordance with such investment policies as may be adopted by the Board of Trustees.

        4. Underwrite the securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

        5. Make loans of money or securities, except that the Fund may lend money through the purchase of permitted investments, including repurchase agreements, and may lend its portfolio securities in an amount not exceeding 33-1/3% of the value of the Fund's total assets.

        The Fund has adopted the following additional investment restrictions which are not fundamental and may be changed by the Board of Trustees. Under these restrictions, the Fund may not:

        1. Make short sales of securities (other than short sales against-the-box) or purchase securities on margin, but the Fund may make margin deposits in connection with its permitted investment activities.

        2. Invest in the securities of a company for the purpose of exercising management or control; however, this shall not be deemed to prohibit the Fund from exercising voting rights with respect to its portfolio securities.

        3. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to secure permitted borrowings and to implement collateral and similar arrangements incident to permitted investment practices.

        4. Purchase securities which are illiquid, including repurchase agreements maturing in more than seven days, except the Fund may invest up to 10% of its net assets in certain restricted securities that may be sold to institutional investors pursuant to Rule 144A.

        5. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

        Except as otherwise stated, all percentage limitations on the Fund's investment practices apply at the time of an investment or a transaction. A later change in any percentage resulting from a change in the value of the investment or the total value of the Fund's assets will not constitute a violation of such restriction.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE
                     ------------------------------------

        Subject to the general supervision of the Fund's Board of Trustees, the Investment Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with non-affiliated dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid. The Fund anticipates that its transactions involving foreign securities will be effected primarily on the principal stock exchanges for such securities. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign stock exchanges and brokers than in the United States.

        The Investment Adviser currently serves as investment adviser to a number of clients, and may in the future act as investment adviser to other clients, including other registered investment companies. It is the practice of the Investment Adviser to cause purchase and sale transactions to be allocated among the portfolios whose assets it manages in such manner as it deems equitable. In making such allocations, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Fund and the other client accounts. This procedure may, under certain circumstances, have an adverse effect on the Fund.

        The policy of the Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Board of Trustees of the Fund believes that a requirement always to seek the lowest commission cost could impede effective management and preclude the Fund and the Investment Adviser from obtaining high quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Adviser may rely on its experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

        In seeking to implement the Fund's policies, the Investment Adviser effects transactions with those brokers and dealers who it believes provide the most favorable prices and which are capable of providing efficient executions. If the Investment Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities. The information and services received by the Investment Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit the Fund directly. While such services are useful and important in supplementing its own research and facilities, the Investment Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.

        Consistent with the policies described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through the Distributor, a registered broker-dealer affiliated with the Investment Adviser. In order for such transactions to be effected, the commissions, fees or other remuneration received by the Distributor must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Distributor to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. In approving the use of an affiliated broker, the Board of Trustees of the Fund, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust (the "Independent Trustees"), has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid are consistent with the foregoing standard.

        For the period August 4, 1997 (commencement of operations) through December 31, 1997, the Fund paid total brokerage commissions of $28,439.00, none of which were paid to the Distributor.

                       DETERMINATION OF NET ASSET VALUE
                       --------------------------------

        The Prospectuses describe the days on which the net asset values per share of the Fund are computed for purposes of purchases and redemptions of Shares by investors, and also sets forth the times as of which such computations are made and the requirements applicable to the processing of purchase and redemption orders. Net asset value is computed once daily each day the New York Stock Exchange (the "NYSE") is open, except that no computation need be made on a day on which no orders to purchase or redeem Shares have been received. The NYSE currently observes the following holidays: New Year's Day; Martin Luther King Day (third Monday in January); Presidents' Day (third Monday in February); Good Friday (Friday before Easter); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Thanksgiving Day (last Thursday in November); and Christmas Day.

        In valuing the assets of the Fund for purposes of computing net asset value, securities are appraised at market value as of the close of trading on each business day when the NYSE is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter market are valued on the basis of the last sale price as reported by NASDAQ. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options traded on national securities exchanges are valued at the last sale price prior to the time of computation of net asset value per share. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. Securities for which quotations are not readily available and other assets are appraised at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees of the Fund. Short-term debt securities will be valued at their current market value when available or fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. A pricing service may be utilized to determine the fair value of securities held by the Fund. Any such service might value the investments based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The service may also employ electronic data processing techniques, a matrix system or both to determine valuation. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are valued at their fair values.

        The values of securities held by the Fund and other assets used in computing net asset value are determined as of the time trading in such securities is completed each day, which, in the case of foreign securities, generally occurs at various times prior to the close of the NYSE. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Fund's Board of Trustees. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars at the mean between the bid and offer prices of the currencies against U.S. dollars last quoted by any major bank.

                                    TAXES
                                    -----

        The following is only a summary of certain additional tax considerations that are not described in the Prospectuses and generally affect the Fund and its shareholders. It does not address the tax treatment of the Contract Owners or Policy Owners. Contract Owners and Policy Owners should consult the prospectuses of the Separate Accounts for information concerning the federal income tax consequences of owning Contracts or Policies, and should consult their own tax advisors concerning federal and state tax consequences of such investments. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

        The Fund intends to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code of 1986 (the "Code"). If so qualified, the Fund will not be subject to federal income tax on its investment income and net realized capital gains to the extent that such investment income and net realized capital gains are distributed in each taxable year to the Separate Accounts.

        Section 817(h) of the Code requires that investments of a segregated asset account of an insurance company be "adequately diversified", in accordance with Treasury Regulations promulgated thereunder, in order for the holders of variable annuity contracts or variable life insurance policies investing in the account to receive the tax-deferred or tax-free treatment generally afforded holders of annuities or life insurance policies under the Code. The Department of the Treasury has issued Regulations under section 817(h) which, among other things, provide the manner in which a segregated asset account will treat investments in a RIC for purposes of the applicable diversification requirements. Under the Regulations, if a RIC satisfies certain conditions, that RIC will not be treated as a single investment for these purposes, but rather the segregated asset account will be treated as owning its proportionate share of each of the assets of the RIC. The Fund plans to satisfy these conditions at all times.

        Dividends and interest received by the Fund from foreign investments may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

        Under present Delaware law, the Trust is not subject to income taxation during any fiscal year in which the Fund qualifies as a RIC. However, the Trust might be subject to Delaware income taxes for any taxable year in which the Fund did not so qualify. Furthermore, the Trust may be subject to tax in certain states where it does business. In those states which have income tax laws, the tax treatment of the Trust and its shareholders in respect to distributions may differ from federal tax treatment.

                     PURCHASES AND REDEMPTIONS OF SHARES
                     -----------------------------------

        The Fund reserves the right, in its sole discretion, to (i) suspend the offering of shares of the Fund and (ii) reject purchase orders when, in the judgment of the Investment Adviser, such suspension or rejection is in the best interest of the Fund.

        The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE or the bond market is closed or trading on the NYSE is restricted as determined by the Securities and Exchange Commission (the "SEC"), (ii) during any period when an emergency exists, as defined by the rules of the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

                            TRUSTEES AND OFFICERS
                            ---------------------

        The Board of Trustees of the Trust has the overall responsibility for monitoring the operations of the Trust and the Fund and for supervising the services provided by the Investment Adviser and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Fund.

        Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.

                                                            PRINCIPAL OCCUPATIONS
NAME, AGE AND ADDRESS         POSITION(S) WITH TRUST        DURING LAST FIVE YEARS
---------------------         ----------------------        ----------------------

John A. Levin, 59*            Trustee, Co-Chairman and      Chairman and Chief Executive
One Rockefeller Plaza         President                     Officer of the Investment Adviser.
25th Floor                                                  Prior to this, Mr. Levin was
New York, NY 10020                                          President of the predecessor of the
                                                            Investment Adviser.  Director,
                                                            President and Chief Executive
                                                            Officer of Baker, Fentress &
                                                            Company ("Baker Fentress").
                                                            Director and President of the
                                                            Distributor.

Jessica M. Bibliowicz, 38*    Trustee                       President and Chief Operating
One Rockefeller Plaza                                       Officer of the Investment Adviser.
25th Floor                                                  Prior to this, Ms. Bibliowicz was
New York, NY  10020                                         Chairman of the Board and Chief
                                                            Executive Officer at Smith Barney
                                                            Mutual Funds Management, Inc.
                                                            and Senior Vice President at
                                                            Prudential Securities.  Director of
                                                            Baker Fentress.  Director, President
                                                            and Chief Operating Officer of the
                                                            Distributor.

Jeffrey A. Kigner, 37*        Trustee and Co-Chairman       Co-Chairman and Chief Investment
One Rockefeller Plaza                                       Officer of the Investment Adviser.
25th Floor                                                  Prior to this, Mr. Kigner was a
New York, NY 10020                                          portfolio manager at the
                                                            predecessor of the Investment
                                                            Adviser.  Director of Baker
                                                            Fentress.  Director of the
                                                            Distributor.

Thomas C. Barry, 54           Trustee                       Founder and Principal of Zephyr
320 Park Avenue                                             Management, L.P., a firm which
New York, NY  10022                                         provides financial counsel,
                                                            investment research and
                                                            management.  Founder and
                                                            Chairman of CZ
                                                            Management/South Africa Capital
                                                            Growth Fund, a fund for private
                                                            equity investments in South Africa.
                                                            Prior to this, Mr. Barry was
                                                            President and Chief Executive
                                                            Officer of Rockefeller & Co., Inc.

                                                            PRINCIPAL OCCUPATIONS
NAME, AGE AND ADDRESS         POSITION(S) WITH TRUST        DURING LAST FIVE YEARS
---------------------         ----------------------        ----------------------

Charles L. Booth, Jr., 64     Trustee                       Presently retired.  Prior to this, Mr.
215 E. 68th Street  #28E                                    Booth was Executive Vice
New York, NY  10021                                         President and Chief Investment
                                                            Officer of Bank of New York.

James B. Rogers, Jr., 55      Trustee                       Visiting Professor at Columbia
352 Riverside Drive                                         University, columnist and
New York, NY  10025                                         commentator on CNBC, and
                                                            private investor.

Edward J. Rosenthal, 63       Trustee                       Co-founder and Vice Chairman of
707 Westchester Avenue                                      Cramer Rosenthal McGlynn, Inc.,
White Plains, NY 10604                                      an investment advisory firm.

Glenn A. Aigen, 35            Chief Financial Officer and   Chief Financial Officer of the
One Rockefeller Plaza         Treasurer                     Investment Adviser.  Prior to this,
25th Floor                                                  Mr. Aigen was the Director of
New York, NY 10020                                          Operations of the predecessor of
                                                            the Investment Adviser.  Prior to
                                                            this, Mr. Aigen was Audit Manager
                                                            at Richard A. Eisner & Company,
                                                            LLP.

Norris Nissim, 31             Secretary                     Director of Legal Affairs of the
One Rockefeller Plaza                                       Investment Adviser and Distributor.
25th Floor                                                  Prior to this, Mr. Nissim was an
New York, NY 10020                                          associate at Schulte Roth & Zabel
                                                            LLP. Prior to that, Mr. Nissim was
                                                            an associate at Fried Frank Harris
                                                            Shriver and Jacobson.

*Designates a Trustee who is an "interested person" of the Trust as defined by the 1940 Act.

        John A. Levin, Jessica M. Bibliowicz and Jeffrey A. Kigner are Trustees who are "interested persons" of the Trust (as defined by the 1940
Act) by virtue of their affiliations with the Investment Adviser or the Distributor. Trustees who are not officers or employees of the Investment Adviser, the Distributor or their affiliated companies, are each paid an annual retainer of $7,500.00. Officers of the Trust, all of whom are members, officers or employees of the Investment Adviser, the Distributor or their affiliates, receive no compensation from the Trust.

        Annual Trustee compensation from the Trust is estimated as follows:

                                       COMPENSATION TABLE
                                       ------------------

                                      PENSION OR                                     TOTAL
 NAME OF        AGGREGATE         RETIREMENT BENEFITS        ESTIMATED         COMPENSATION FROM
 PERSON,       COMPENSATION       ACCRUED AS PART OF       BENEFITS UPON          FUND COMPLEX
POSITION        FROM FUND            FUND EXPENSES          RETIREMENT          PAID TO TRUSTEES
--------       ------------       -------------------      -------------       -----------------
John A. Levin       $0                     $0                    $0                    $0

Jessica M.          $0                     $0                    $0                    $0
Bibliowicz

Jeffrey A.          $0                     $0                    $0                    $0
Kigner

Thomas C.       $7,500.00                  $0                    $0                $7,500.00
Barry

Charles L.      $7,500.00                  $0                    $0                $7,500.00
Booth, Jr.

James B.        $7,500.00                  $0                    $0                $7,5000.00
Rogers, Jr.

Edward J.       $7,500.00                  $0                    $0                $7,5000.00
Rosenthal


                        INVESTMENT ADVISORY AGREEMENT
                        -----------------------------

        The following information supplements and should be read in conjunction with the section in the Fund's Prospectuses entitled "MANAGEMENT - Investment Adviser".

        The Investment Adviser is a Delaware corporation with offices at One Rockefeller Plaza, 25th Floor, New York, New York 10020. It is an indirect, wholly-owned subsidiary of Baker Fentress.

        The Investment Adviser provides investment advisory and administrative services to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), dated May 22, 1997 with the Trust. The Advisory Agreement was approved by the Trust's Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust at a meeting held on May 22, 1997, and was also approved on such date by the vote of the sole shareholder of the Trust on such date. The Advisory Agreement is terminable without penalty, on 60 days' notice, by the Trust's Board or by vote of the holders of a majority of the Fund's shares, or, on not less than 60 days' notice, by the Investment Adviser. The Advisory Agreement has an initial term expiring on April 30, 1999, and may be continued in effect from year to year thereafter subject to the annual approval thereof by (i) the Trust's Board or (ii) vote of a majority (as defined by the 1940
Act) of the outstanding voting securities of the Fund, provided that in either event the continuance must also be approved by a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust or the

Investment Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement provides that it will terminate automatically in the event of its "assignment" (as defined by the 1940 Act and the rules thereunder). The management fee of the Fund was waived for the period August 4, 1997 to December 31, 1997, resulting in no fee being paid.

        The Investment Adviser manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Trust's Board. The Investment Adviser is responsible for all investment decisions for the Fund and for placing orders for the purchase and sale of investments for the Fund's portfolio. The Investment Adviser also provides such administrative services as the Trust and the Fund may require, except for certain accounting related services. See "ADDITIONAL INFORMATION - Transfer Agent and Accounting Services". The Investment Adviser furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary in connection with the operations of the Trust and the Fund. In addition, the Investment Adviser pays the salaries of officers of the Trust and any fees and expenses of Trustees of the Trust who are also officers, directors or employees of the Investment Adviser or who are officers or employees of any company affiliated with the Investment Adviser and bears the cost of telephone service, heat, light, power and other utilities associated with the services it provides.

        In consideration of the services provided by the Investment Adviser, the Fund pays the Investment Adviser a monthly fee computed at the annual rate of .85% of the Fund's average daily net assets.

                                 DISTRIBUTOR
                                 -----------

        Shares of the Fund are distributed on a continuous basis at their current net asset value per share, without imposition of any front-end or contingent deferred sales charge, by the Distributor. The Distributor provides these services to the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"), dated May 22, 1997, with the Trust. The Distribution Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined by the 1940 Act) of the Investment Adviser or the Distributor, at a meeting held on May 22, 1997. The Distribution Agreement is terminable without penalty, on 60 days' notice, by resolution of the Trustees or by vote of a majority of the outstanding voting securities of the Fund, or, on not less than 60 days' notice, by the Distributor. The Distribution Agreement has an initial term of two years from the date of the Distribution Agreement and may be continued in effect from year-to-year thereafter, subject to the annual approval by (i) the Trust's Board or (ii) vote of the holders of a majority of the Fund's outstanding voting securities, provided that in either event the continuance must also be approved by a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Investment Adviser or the Distributor, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement provides that it will terminate automatically in the event of its "assignment" (as defined by the 1940 Act and the rules thereunder).

        Under the terms of the Distribution Agreement, the Distributor bears all the costs associated with distribution of the Shares of the Fund. The Trust bears all of its costs and expenses, including the expense of preparing, printing, mailing and otherwise distributing prospectuses, statements of additional information, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials. However, pursuant to a plan of distribution adopted by the Trust, the Fund makes certain payments to the Distributor for services provided by the Distributor with respect to the Class B Shares. These payments are borne solely by holders of the Class B Shares and are not an expense of Class A Shares. See

"DISTRIBUTION PLAN". In the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.

        The offices of the Distributor are located at One Rockefeller Plaza, 25th Floor, New York, New York 10020. The Distributor is a wholly-owned subsidiary of the Investment Adviser.

          DISTRIBUTION PLAN [APPLICABLE TO THE CLASS B SHARES ONLY]
          ---------------------------------------------------------

        The following information supplements and should be read in conjunction with the section in the Fund's Prospectus for Class B Shares entitled "Distribution Plan".

        Distribution Plan. Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Board has adopted such a plan (the "Distribution Plan") with respect to the Class B Shares, pursuant to which the Trust is authorized to utilize assets to finance the distribution of the Class B Shares of the Fund and to reimburse the Distributor for payments it makes to other securities dealers, insurance companies and financial institutions which engage in efforts to promote the sale of the Class B Shares and which sell the Class B Shares or to reimburse such organizations for distribution related or shareholder services related expenses they incur in selling Class B Shares or providing Fund related services to their customers. Under the Distribution Plan, the Trust may expend an amount annually which shall not exceed 0.25% annually of the average daily net assets of the Class B Shares. Payments to the Distributor under the Distribution Plan will be made monthly to reimburse the Distributor for its distribution related expenses. There is no requirement that these expenses be incurred by the Distributor in the same fiscal year of the Fund as the fiscal year in which reimbursement to the Distributor will be made. However, the Distributor will not be entitled to be paid any interest (or carrying charge) on amounts expended but not yet reimbursed by the Trust.

        A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of Class B shares may bear for distribution pursuant to the Distribution Plan without the approval of such shareholders and that all material amendments to the Distribution Plan must be approved by the Board, and by the Independent Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan is subject to annual approval by such vote of the Board members and the Independent Trustees cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Board members who are Independent Trustees and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of the Class B Shares.

                        SPECIAL INVESTMENT TECHNIQUES
                        -----------------------------

        As discussed in the Prospectuses, the Fund may engage in certain transactions in options and futures contracts and options on futures contracts. The specific transactions in which the Fund may engage are noted and described in the Prospectuses. The discussion below provides additional information regarding the use of options on stock indices and stock index futures.

REGULATORY MATTERS
------------------

        The Fund will comply with and adhere to all limitations on the manner and extent to which it effects transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission as conditions for the exemption of a mutual fund, or the investment advisers thereto, from registration as a commodity pool operator. In accordance with those restrictions, the Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its assets after taking into account unrealized profits and losses on the options the Fund has entered into. In the case of an option that is "in-the-money", the in-the-money amount may be excluded in computing such 5%. (In general, a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike price of the put.) The Fund may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the Commodities Exchange Act and regulations thereunder. As to long positions which are used as part of the Fund's investment strategy and are incidental to its activities in the underlying cash market, the "underlying commodity value" of the Fund's futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short-term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant. The "underlying commodity value" of a future is computed by multiplying the size of the future by the daily settlement price of the future. For an option on a future, that value is the underlying commodity value of the future underlying the option.

RISKS OF OPTIONS ON STOCK INDICES
---------------------------------

        As discussed in the Prospectuses, the purchase and sale of options on stock indices will be subject to risks applicable to options transactions generally. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index or if dissemination of the current level of an underlying index is interrupted. If this occurs, the Fund would not be able to close out options which it had purchased and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in losses if the underlying index moves adversely before trading resumes. However, it is a policy of the Fund to purchase options only on indices which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

        The purchaser of an index option may also be subject to a timing risk. If an option is exercised by the Fund before final determination of the closing index value for that day, the risk exists that the level of the underlying index may subsequently change. If such a change caused the exercised option to fall out-of-the-money (that is, the exercising of the option would result in a loss, not a gain), the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time, it may not be possible to eliminate this risk entirely, because the exercise cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced. Alternatively, when the index level is close to the exercise price, the Fund may sell rather than exercise the option. Although the markets for certain index option contracts have developed rapidly, the markets for other index options are not as liquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Fund will not purchase or sell any index option contract unless and until, in the opinion of the Investment Adviser, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

STOCK INDEX FUTURES CHARACTERISTICS
-----------------------------------

        Currently, stock index futures contracts can be purchased or sold with respect to several different stock indices, each based on a different measure of market performance. A determination as to which of the index contracts would be appropriate for purchase or sale by the Fund will be based upon, among other things, the liquidity offered by such contracts and the volatility of the underlying index.

        Unlike when the Fund purchases or sells a security, no price is paid to or received by the Fund upon the purchase or sale of a futures contract. Instead, the Fund will be required to deposit in its segregated asset account an amount of cash or qualifying securities (currently U.S. Treasury bills) currently ranging from approximately 10% to 15% of the contract amount. This is called "initial margin". Such initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract. Gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments which the Fund may be required to make during the term of the contracts to its broker. Such payments would be required where, during the term of a stock index futures contract purchased by the Fund, the price of the underlying stock index declined, thereby making the Fund's position less valuable. In all instances involving the purchase of stock index futures contracts by the Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position which will operate to terminate its position in the futures contract.

        Where futures are purchased to hedge against a possible increase in the price of a security before the Fund is able to fashion its program to invest in the security or in options on the security, it is possible that the market may decline. If the Fund, as a result, decided not to make the planned investment at that time either because of concern as to the possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

        In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the stock index future and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movements in the stock index due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index itself and the value of a future. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in stock indices and movements in the prices of stock index futures, the value of stock index futures contracts as a hedging device may be reduced. In addition, if the Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.

                           PERFORMANCE INFORMATION
                           -----------------------

        The following information supplements and should be read in conjunction with the section in the Fund's Prospectuses entitled "PERFORMANCE INFORMATION".

GENERALLY
---------

        As discussed in the Prospectuses, from time to time the Trust may disseminate quotations of total return and other performance related and comparative information.

        From time to time, the performance of the Fund may be compared to the performance of other mutual funds following similar objectives or to recognized market indices. Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., the S&P 500, the Wilshire 5000 Index, the Dow Jones Industrial Average, Money Magazine, Morningstar, Inc. and other industry publications. The Fund's return may also be compared to the cost of living (measured by the Consumer Price Index) or the return of various categories of investments (as measured by Ibbotson Associates or others) over the same period. In addition to performance rankings, the Fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper Analytical Services, Inc.

        In advertising materials, the Trust may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund and the Investment Adviser's services and products. The Investment Adviser may provide information designed to clarify investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions, and may include materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting. Materials may also include discussions of other products and services offered by the Investment Adviser.

        The Trust may quote various measures of the volatility and benchmark correlation of the Fund. In addition, the Trust may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

TOTAL RETURN
------------

        The Fund's total return (for Class A Shares) for the period August 4, 1997 (commencement of operations) through December 31, 1997 was -0.8%. The Fund's quotations of total return reflect the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value according to the following formula:

                               P (1 + T)n = ERV

where "P" represents a hypothetical initial investment of $1,000; "T" represents average annual total return; "n" represents the number of years; and "ERV" represents the ending redeemable value of the initial investment. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ERV will be adjusted to reflect the effect of the Investment Adviser's agreement to absorb certain expenses as discussed in the Prospectuses. Quotations of total return will be for one year, five year and ten year periods ended on the date of the most recent balance sheet included in the Trust's registration statement at such times as the registration statement has been in effect for such periods. Until such time as the registration statement has been effective for the one year, five year and ten year periods, the Fund's quotations of total return will also include a quotation of total return for the time period during which the registration statement has been in effect or the time period since the commencement of operations, whichever period begins later. The Fund may also provide quotations of total return for other periods and quotations of cumulative total returns, which reflect the actual performance of the Fund over the entire period for which the quotation is given.

NET ASSET VALUE
---------------

        Charts and graphs using benchmark indices and the Fund's net asset values or adjusted net asset values may be used to exhibit performance. An adjusted net asset value includes any distributions paid by the Fund and reflects all elements of its return.

                            ADDITIONAL INFORMATION
                            ----------------------

YEAR 2000 RISKS
---------------

        As the year 2000 approaches, an issue has emerged regarding how existing application software programs and operating systems can accommodate this date value. Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Investment Adviser and other service providers to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000. The Investment Adviser is taking steps that it believes are reasonably designed to address the year 2000 issue with respect to the computer systems it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Fund's other major service providers. Based on information currently available, the Investment Adviser does not expect to incur significant operating expenses or be required to incur material costs to be year 2000 compliant. There can be no assurance, however, that steps taken by the Investment Adviser in preparation for the year 2000 will be sufficient to avoid any adverse impact on the Fund.

CUSTODIAN
---------

        UMB Bank, n.a., P.O. Box 419226, Kansas City, Missouri 64141-6226 serves as custodian of the Trust's assets and maintains custody of the Fund's cash and investments. Cash held by the custodian, which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits (presently, $100,000).

CONTROL PERSONS AND HOLDERS OF SECURITIES
-----------------------------------------

        As of the date of this Statement of Additional Information, all of the outstanding Class A Shares of the Fund were owned by Security Equity Life Insurance Company. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Fund. Through the exercise of voting rights with respect to the shares, the controlling person set forth above may be able to determine the outcome of shareholder voting on matters as to which Class A shareholder approval is required.

INDEPENDENT AUDITORS
--------------------

        Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, Illinois 60606-6301, serves as the independent auditors of the Fund. Financial Statements of the Fund appearing in the Fund's annual report were audited by Ernst & Young LLP.

TRANSFER AGENT AND ACCOUNTING SERVICES
--------------------------------------

        The Trust has retained Countrywide Fund Services, Inc.
("Countrywide"), P.O. Box 5354, Cincinnati, Ohio 45201, to serve as the Fund's transfer agent and dividend paying agent. Countrywide is an indirect, wholly-owned subsidiary of Countrywide Credit Industries, Inc., a NYSE listed company principally engaged in the business of residential mortgage lending.

        Countrywide has also been retained to provide certain accounting and pricing services to the Fund, including valuing the Fund's assets and calculating the net asset value of shares of the Fund. For providing these accounting services, the Fund pays Countrywide a monthly fee equal to $2,000 for each month the Fund's average monthly net assets total $50 million or less, $2,500 for each month average net assets total $50,000,001 to $100 million, $3,000 for each month average net assets total $100,000,001 to $200 million, $4,000 for each month average net assets total $200,000,001 to $300 million and for each month net assets exceed $300 million, $5,000 plus 0.001% of the Fund's average net assets in excess of $300 million. The Fund pays a separate Transfer Agent fee to Countrywide equal to $1,000 per month.

REPORTS TO SHAREHOLDERS
-----------------------

        Shareholders of the Fund will be kept fully informed through annual and semi-annual reports showing diversification of investments, securities owned and other information regarding the Fund's activities. The financial statements of the Fund must be audited at least once a year by the Fund's independent auditors.

LEGAL COUNSEL
-------------

        Schulte Roth & Zabel LLP, 900 Third Avenue, New York, New York 10022 serves as counsel to the Investment Adviser and its affiliates on certain matters.

REGISTRATION STATEMENT
----------------------

        This Statement of Additional Information and the Prospectuses do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the SEC rules and regulations.

FINANCIAL STATEMENTS
--------------------

        The audited financial statements of the Fund and the notes thereto and the report of Ernst & Young LLP with respect to such financial statements, are incorporated herein by reference to the Fund's Annual Report to shareholders for the period August 4, 1997 (commencement of operations) through December 31, 1997.

        The financial statements of the Fund incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP, independent public accountants, as indicated in their report with respect thereto. The financial statements are incorporated by reference herein in reliance on their report given upon the authority of said firm as experts in accounting and auditing.

                              LEVCO SERIES TRUST
                          PART C - OTHER INFORMATION

ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS
  (a)        Financial Statements:

             The Financial Statements for LEVCO Equity Value Fund, the sole series of Registrant, and the Report of Independent Auditors are incorporated by reference to the Registrant's Annual Report for the fiscal year ended December 31, 1997.

  (b)        Exhibits
        (1)     (a) Certificate of Trust dated January 2, 1997.*
                (b) Certificate of Amendment to Certificate of Trust dated May
                    9, 1997.*
                (c) Amended and Restated Declaration of Trust dated May 1,
                    1997.*

        (2)     By-Laws.*
        (3)     Not Applicable.

        (4)     Instruments Defining the Rights of Holders of Securities.***
        (5)     Investment Advisory Contract.*
        (6)     Underwriting or Distribution Contract.*
        (7)     Not Applicable.
        (8)     Custodian Agreement.**
        (9)     Contracts Not Made in the Ordinary Course of Business.
                (a) Accounting Services Agreement.**
                (b) Transfer Agency and Dividend Disbursing Agreement.*
        (10)    Opinion and Consent of Counsel.*
        (11)    Consent of Independent Auditors.
        (12)    Not Applicable.
        (13)    Letter of Investment Intent. *
        (14)    Not Applicable.
        (15)    Plan Pursuant to Rule 12b-1.*
        (16)    Not Applicable.
        (17)    Financial Data Schedule.
        (18)    Plan Pursuant to Rule 18f-3.*

-------------------
* Incorporated by Reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 333-19297 and 811-08007, filed January 6, 1997.

** Incorporated by Reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement, File Nos. 333-19297 and 811-08007, filed May 28, 1997.

***     To be filed by Post-Effective Amendment.

ITEM 25.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
        All of the Class A shares of LEVCO Equity Value Fund (the "Fund"), the initial series of LEVCO Series Trust (the "Trust"), are owned by Security Equity Life Insurance Company, which may be deemed to control the Fund.

ITEM 26.     NUMBER OF HOLDERS OF SECURITIES

   Title of Class            Number of Record Holders
   --------------            ------------------------
Class A Shares of            One
Beneficial Interest in
LEVCO Equity Value
Fund

Class B Shares of            None
Beneficial Interest in
LEVCO Equity Value
Fund

ITEM. 27.    INDEMNIFICATION

        A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article III, Section 7 of the Amended and Restated Declaration of Trust provides that if any shareholder or former shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a shareholder, and not because of his or her acts or omissions, the shareholder or former shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

        Pursuant to Article VII, Section 2 of the Amended and Restated Declaration of Trust, the trustees of the Trust (the "Trustees") shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall have the power to indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his duties as a Trustee of the Trust to the fullest extent permitted by law, subject to such limitations and requirements as may be set forth in the By-Laws; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

        The Advisory Agreement between the Trust and John A. Levin & Co., Inc. the Trust's investment adviser (the "Investment Adviser"), provides that the Investment Adviser will use its best efforts in the supervision and management of the investment activities of the Trust, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Adviser shall not be liable to the Trust or the Fund for any error of judgment or mistake of law or for any act or omission by the Investment Adviser or for any losses sustained by the Trust, the Fund or the shareholders.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 28.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

        The Investment Adviser is primarily engaged in the business of providing investment advice. John A. Levin, Chairman and Chief Executive Officer of the Investment Adviser, serves as a director of the following investment companies: Morgan Stanley Africa Investment Fund, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Global Opportunity Bond Fund, Inc.; The Morgan Stanley High Yield Fund, Inc.; Morgan Stanley Russia and New Europe Fund, Inc.; The Latin American Discovery Fund, Inc.; The Malaysia Fund, Inc.; The Pakistan Investment Fund, Inc.; The Thai Fund, Inc.; The Turkish Investment Fund, Inc.; and The Morgan Stanley India Investment Fund, Inc.

        A description of any other business, profession, vocation, or employment of a substantial nature in which the Investment Adviser, and each director, executive officer, or partner of the Investment Adviser, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in the Form ADV of John A. Levin & Co., Inc. (File No. 801-52602) as filed with the Securities and Exchange Commission, and is incorporated herein by reference.

ITEM 29.     PRINCIPAL UNDERWRITERS

        LEVCO Securities, Inc., a wholly owned subsidiary of the Investment Adviser, acts as the sole underwriter distributing securities of the Registrant.



NAME AND PRINCIPAL                    POSITIONS AND OFFICES         POSITIONS AND OFFICES
     BUSINESS                            WITH UNDERWRITER              WITH REGISTRANT
John A. Levin                         Chairman, Chief Executive    Trustee, Co-Chairman
                                      Officer and President



NAME AND PRINCIPAL                      POSITIONS AND OFFICES         POSITIONS AND OFFICES
     BUSINESS                              WITH UNDERWRITER              WITH REGISTRANT
One Rockefeller Plaza, 25th floor                                         and President
New York, NY  10020

Jessica M. Bibliowicz                    Director, President                 Trustee
One Rockefeller Plaza, 25th floor    and Chief Operating Officer
New York, NY  10020

Jeffrey A. Kigner                             Director               Trustee and Co-Chairman
One Rockefeller Plaza, 25th floor
New York, NY  10020

Glenn A. Aigen                         Vice President and Chief      Chief Financial Officer
One Rockefeller Plaza, 25th floor         Financial Officer               and Treasurer
New York, NY  10020

Carol L. Novak                       Vice President and Secretary             None
One Rockefeller Plaza, 25th floor
New York, NY  10020

ITEM 30.     LOCATION OF ACCOUNTS AND RECORDS

        All accounting and financial books and records required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant will be maintained by Countrywide Fund Services, Inc. at the following office:

                        Countrywide Fund Services, Inc.
                        312 Walnut Street
                        Cincinnati, Ohio  45202

ITEM 31.     MANAGEMENT SERVICES

        Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 32.     UNDERTAKINGS

        Not applicable.

                                  SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 30th day of April, 1998.

                                    LEVCO SERIES TRUST


                                    By:     /s/ John A. Levin
                                            -----------------
                                    Name:   John A. Levin
                                    Title:  Trustee, Co-Chairman and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ John A. Levin            Trustee, Co-Chairman and           April 30, 1998
--------------------------     President
John A. Levin

/s/ Jessica M. Bibliowicz    Trustee                            April 30, 1998
--------------------------
Jessica M. Bibliowicz

/s/ Jeffrey A. Kigner        Trustee and Co-Chairman            April 30, 1998
--------------------------
Jeffrey A. Kigner

/s/ Glenn A. Aigen           Chief Financial Officer and        April 30, 1998
--------------------------     Treasurer
Glenn A. Aigen

/s/ Thomas C. Barry          Trustee                            April 30, 1998
--------------------------
Thomas C. Barry

/s/ Charles L. Booth, Jr.    Trustee                            April 30, 1998
--------------------------
Charles L. Booth, Jr.

/s/ James B. Rogers, Jr.     Trustee                            April 30, 1998
--------------------------
James B. Rogers, Jr.

/s/ Edward J. Rosenthal      Trustee                            April 30, 1998
--------------------------
Edward J. Rosenthal

                              LEVCO SERIES TRUST

                                EXHIBIT INDEX


EXHIBIT NUMBER                DOCUMENT DESCRIPTION

      (a)                     Financial Statements
      (b)                     Exhibits
                       (11)       Consent of Independent Auditors
                       (17)       Financial Data Schedule